UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund:	Quantitative Master Series LLC
Master Core Bond Enhanced Index Series
Master Enhanced S&P 500 Series
Master Extended Market Index Series
Master Mid Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2012

Date of reporting period: 03/31/2012

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	Master Core Bond Enhanced Index Series (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities (a)— 512.0%
Fannie Mae Mortgage-Backed Securities:
3.00%, 4/01/27 - 5/01/27	$1,500	$1,551,406
3.50%, 4/01/27 - 4/01/42	16,600	17,070,187
4.00%, 4/01/27 - 4/01/42	5,500	5,794,140
4.50%, 4/01/42	4,500	4,786,172
5.00%, 4/01/27 - 5/01/42	7,400	7,988,891
5.50%, 4/01/27 - 5/01/42	9,300	10,131,953
6.00%, 4/01/42 - 5/01/42	2,600	2,861,969
Freddie Mac Mortgage-Backed Securities:
4.00%, 4/01/42	400	418,188
4.50%, 4/01/42	1,600	1,696,500
5.00%, 4/01/42	3,000	3,229,570
5.50%, 4/01/42	1,500	1,630,078
Ginnie Mae Mortgage-Backed Securities:
4.00%, 4/01/42	1,400	1,502,188
4.50%, 4/01/42	3,000	3,263,125
5.00%, 4/01/42	4,300	4,744,437
Total US Government Sponsored Agency Securities – 512.0%		66,668,804

US Treasury Obligations
US Treasury Note, 2.75%, 2/28/13	2,975	3,043,333
Total US Treasury Obligations – 23.4%		3,043,333
Total Investments Before TBA Sale Commitments (Cost – $69,658,036) – 535.4%		69,712,137

TBA Sale Commitments (a)
Fannie Mae Mortgage-Backed Securities:
3.00%, 4/01/27 - 5/01/27	1,500	(1,551,406)
3.50%, 4/01/27 - 4/01/42	16,600	(17,070,187)
4.00%, 4/01/27 - 4/01/42	5,500	(5,794,140)
4.50%, 4/01/42	4,500	(4,786,172)
5.00%, 4/01/27 - 5/01/42	7,400	(7,988,891)
5.50%, 4/01/27 - 5/01/42	9,300	(10,131,953)
6.00%, 4/01/42 - 5/01/42	2,600	(2,861,969)
Freddie Mac Mortgage-Backed Securities:
4.00%, 4/01/42	400	(418,188)
4.50%, 4/01/42	1,600	(1,696,500)
5.00%, 4/01/42	3,000	(3,229,570)
5.50%, 4/01/42	1,500	(1,630,078)

TBA Sale Commitments (a)	Par (000)	Value
Ginnie Mae Mortgage-Backed Securities:
4.00%, 4/01/42	$1,400	$(1,502,188)
4.50%, 4/01/42	3,000	(3,263,125)
5.00%, 4/01/42	4,300	(4,744,437)
Total TBA Sale Commitments (Proceeds – $66,614,367) – (512.0)%		(66,668,804)

Total Investments (Cost - $3,043,669*) – 23.4%		3,043,333
Other Assets Less Liabilities – 76.6%		9,977,738
Net Assets – 100.0%		$13,021,071

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$69,662,313
Gross unrealized appreciation	$69,329
Gross unrealized depreciation	(19,505)
Net unrealized appreciation	$49,824

(a)	Represents or includes a TBA transaction. Unsettled TBA transactions as of March 31, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets, Inc.	$—	$250
Credit Suisse Securities (USA) LLC	$(516,250)	$(21,176)
Deutsche Bank Securities, Inc.	$—	$(4,555)
Goldman Sachs & Co.	$—	$(23,125)
Greenwich Capital Markets	$516,250	$2,891
JPMorgan Securities, Inc.	$—	$(8,074)
Morgan Stanley & Co., Inc.	$—	$(8,840)
UBS Securities	$—	$62,906

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

Fannie Mae	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
Ginnie Mae	Government National Mortgage Association
TBA	To Be Announced

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	1

Schedule of Investments (continued)	Master Core Bond Enhanced Index Series

Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at March 31, 2012	Income

BlackRock Liquidity Funds, Temp Fund, Institutional Class	5,940,329	(5,940,329)	—	$1,089

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments US Government Sponsored Agency Securities	—	$66,668,804	—	$66,668,804
US Treasury Obligations	—	3,043,333	—	3,043,333
Liabilities:
Investments:
TBA Sale Commitments	—	(66,668,804)	—	(66,668,804)
Total	—	$3,043,333	—	$3,043,333

Certain of the Series’ assets are held at carrying amount which approximates fair value. Cash in the amount of $10,338,379 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2012.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	2

Schedule of Investments (concluded)	Master Core Bond Enhanced Index Series

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2011	$3,116,921	$1,291,175	$4,408,096
Transfers into Level 3[1]	—	—	—
Transfers out of Level 3[1]	—	—	—
Accrued discounts/premiums	2,109	(317)	1,792
Net realized gain (loss)	(22,146)	38,051	15,905
Net change in unrealized appreciation (depreciation)[2]	71,980	10,900	82,880
Purchases	—	—	—
Sales	(3,168,864)	(1,339,809)	(4,508,673)

Closing Balance, as of March 31, 2012	—	—	—

[1]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period value.

[2]	The change in unrealized appreciation/depreciation on investments still held at March 31, 2012 was $0.

A reconciliation of Level 3 investments is presented when the Series had a significant amount of Level 3 Investments at the beginning and/or end of the period in relation to net assets.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	3

Schedule of Investments March 31, 2012 (Unaudited)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.5%
The Boeing Co.	1,328	$98,763
General Dynamics Corp.	3,030	222,341
Honeywell International, Inc.	1,222	74,603
Huntington Ingalls Industries, Inc. (a)	2	81
L-3 Communications Holdings, Inc.	190	13,446
Lockheed Martin Corp.	33	2,965
Northrop Grumman Corp.	2,521	153,983
Precision Castparts Corp.	9	1,556
Raytheon Co.	4,102	216,504
Textron, Inc.	538	14,973
United Technologies Corp.	1,551	128,640
		927,855
Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	308	20,171
Expeditors International of Washington, Inc.	4,100	190,691
FedEx Corp.	394	36,232
		247,094
Airlines — 0.0%
Southwest Airlines Co.	1,500	12,360
Automobiles — 0.3%
Ford Motor Co.	6,025	75,252
Harley-Davidson, Inc.	172	8,442
		83,694
Beverages — 2.7%
Brown-Forman Corp., Class B	200	16,678
The Coca-Cola Co.	2,102	155,569
Coca-Cola Enterprises, Inc.	5,960	170,456
Constellation Brands, Inc., Class A (a)	3,230	76,196
Dr. Pepper Snapple Group, Inc.	1,843	74,107
Molson Coors Brewing Co., Class B	3,900	176,475
PepsiCo, Inc.	679	45,051
		714,532
Biotechnology — 0.4%
Amgen, Inc.	1	68
Celgene Corp. (a)	700	54,264
Gilead Sciences, Inc. (a)	1,142	55,787
		110,119
Building Products — 0.4%
Fortune Brands Home & Security, Inc. (a)	4,532	100,021
Capital Markets — 0.7%
Ameriprise Financial, Inc.	200	11,426
The Charles Schwab Corp.	1,100	15,807
E*Trade Financial Corp. (a)	400	4,380
Eaton Vance Corp.	1,900	54,302
Federated Investors, Inc., Class B	100	2,241
Franklin Resources, Inc.	392	48,620
Invesco Ltd.	317	8,454

Common Stocks	Shares	Value
Capital Markets (concluded)
Legg Mason, Inc.	300	$8,379
Morgan Stanley	2,200	43,208
		196,817
Chemicals — 1.2%
Air Products & Chemicals, Inc.	271	24,878
Airgas, Inc.	4	356
CF Industries Holdings, Inc.	33	6,027
The Dow Chemical Co.	1,869	64,742
E.I. du Pont de Nemours & Co.	1,412	74,695
Ecolab, Inc.	454	28,021
FMC Corp.	164	17,361
International Flavors & Fragrances, Inc.	196	11,486
The Mosaic Co.	400	22,116
PPG Industries, Inc.	328	31,422
Praxair, Inc.	44	5,044
The Sherwin-Williams Co.	398	43,251
		329,399
Commercial Banks — 3.3%
Bank of Montreal	240	14,261
BB&T Corp.	775	24,327
Fifth Third Bancorp	1,781	25,023
First Horizon National Corp.	400	4,152
KeyCorp	1,802	15,317
M&T Bank Corp.	103	8,949
The PNC Financial Services Group, Inc. (b)	641	41,338
Regions Financial Corp.	2,317	15,269
SunTrust Banks, Inc.	1,074	25,958
U.S. Bancorp	3,139	99,443
Wells Fargo & Co.	17,706	604,483
Zions Bancorporation	373	8,005
		886,525
Commercial Services & Supplies — 0.1%
Iron Mountain, Inc.	346	9,965
Pitney Bowes, Inc.	350	6,153
Waste Management, Inc.	400	13,984
		30,102
Communications Equipment — 2.3%
Cisco Systems, Inc.	17,245	364,732
F5 Networks, Inc. (a)	13	1,754
Juniper Networks, Inc. (a)	1,100	25,168
QUALCOMM, Inc.	3,177	216,100
Tellabs, Inc.	738	2,989
		610,743
Computers & Peripherals — 5.6%
Apple, Inc. (a)	1,734	1,039,481
Dell, Inc. (a)	10,198	169,287
EMC Corp. (a)	3,360	100,397
Hewlett-Packard Co.	6,768	161,281
Lexmark International, Inc., Class A	200	6,648
NetApp, Inc. (a)	22	985

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	1

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computers & Peripherals (concluded)
SanDisk Corp. (a)	300	$14,877
Western Digital Corp. (a)	209	8,650
		1,501,606
Construction & Engineering — 0.1%
Fluor Corp.	341	20,474
Consumer Finance — 1.4%
American Express Co.	46	2,661
Capital One Financial Corp.	3,408	189,962
Discover Financial Services, Inc.	5,047	168,267
		360,890
Containers & Packaging — 0.1%
Sealed Air Corp.	909	17,553
Distributors — 0.1%
Genuine Parts Co.	291	18,260
Diversified Consumer Services — 0.3%
Apollo Group, Inc., Class A (a)	2,250	86,940
DeVry, Inc.	100	3,387
		90,327
Diversified Financial Services — 2.9%
Bank of America Corp.	19,265	184,366
Citigroup, Inc.	5,667	207,129
CME Group, Inc.	78	22,568
JPMorgan Chase & Co.	7,144	328,481
The NASDAQ OMX Group, Inc. (a)	599	15,514
NYSE Euronext	358	10,743
		768,801
Diversified Telecommunication Services — 3.2%
AT&T, Inc. (c)	11,596	362,143
CenturyLink, Inc.	3,149	121,709
Verizon Communications, Inc.	9,359	357,794
		841,646
Electric Utilities — 2.0%
American Electric Power Co., Inc.	544	20,987
Edison International	4,500	191,295
Entergy Corp.	2,503	168,202
Exelon Corp.	1,226	48,067
FirstEnergy Corp.	584	26,624
Pepco Holdings, Inc.	331	6,253
Progress Energy, Inc.	378	20,076
The Southern Co.	1,301	58,454
		539,958
Electrical Equipment — 0.2%
Cooper Industries Plc	100	6,395
Emerson Electric Co.	1,122	58,546
Rockwell Automation, Inc.	31	2,471
		67,412
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	4	239
Corning, Inc.	3,750	52,800
Jabil Circuit, Inc.	367	9,219

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (concluded)
TE Connectivity Ltd.	500	$18,375
		80,633
Energy Equipment & Services — 1.1%
Cameron International Corp. (a)	14	740
Diamond Offshore Drilling, Inc.	41	2,737
Halliburton Co.	1,353	44,906
Helmerich & Payne, Inc.	60	3,237
Nabors Industries Ltd. (a)	654	11,438
National Oilwell Varco, Inc.	755	60,000
Noble Corp. (a)	119	4,459
Schlumberger Ltd.	2,342	163,776
		291,293
Food & Staples Retailing — 4.3%
Costco Wholesale Corp.	2,681	243,435
CVS Caremark Corp.	2,198	98,470
The Kroger Co.	7,339	177,824
Safeway, Inc.	5,502	111,196
SUPERVALU, Inc.	400	2,284
SYSCO Corp.	4,200	125,412
Wal-Mart Stores, Inc.	3,429	209,855
Walgreen Co.	5,309	177,798
Whole Foods Market, Inc.	29	2,413
		1,148,687
Food Products — 1.0%
ConAgra Foods, Inc.	879	23,082
Dean Foods Co. (a)	300	3,633
General Mills, Inc.	882	34,795
H.J. Heinz Co.	360	19,278
Hormel Foods Corp.	801	23,645
The J.M. Smucker Co.	10	814
Kellogg Co.	200	10,726
Mead Johnson Nutrition Co.	200	16,496
Sara Lee Corp.	545	11,734
Tyson Foods, Inc., Class A	5,900	112,985
		257,188
Gas Utilities — 0.1%
AGL Resources, Inc.	133	5,216
Oneok, Inc.	126	10,289
		15,505
Health Care Equipment & Supplies — 1.8%
Baxter International, Inc.	746	44,596
Becton Dickinson & Co.	8	621
Boston Scientific Corp. (a)	2,826	16,900
C.R. Bard, Inc.	1,864	184,014
CareFusion Corp. (a)	422	10,942
Covidien Plc	600	32,808
Medtronic, Inc.	3,520	137,949
Stryker Corp.	300	16,644
Varian Medical Systems, Inc. (a)	100	6,896
Zimmer Holdings, Inc.	571	36,704
		488,074

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	2

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services — 3.6%
Aetna, Inc.	1,701	$85,322
AmerisourceBergen Corp.	489	19,404
Cardinal Health, Inc.	600	25,866
Cigna Corp.	532	26,201
Coventry Health Care, Inc.	348	12,378
DaVita, Inc. (a)	200	18,034
Express Scripts, Inc. (a)	5	271
Humana, Inc.	1,922	177,747
Laboratory Corp. of America Holdings (a)	48	4,394
McKesson Corp.	1,807	158,600
Medco Health Solutions, Inc. (a)	1,754	123,306
Quest Diagnostics, Inc.	100	6,115
Tenet Healthcare Corp. (a)	800	4,248
UnitedHealth Group, Inc.	2,085	122,890
WellPoint, Inc.	2,333	172,175
		956,951
Health Care Technology — 0.0%
Cerner Corp. (a)	35	2,666
Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	484	15,527
McDonald’s Corp.	1,888	185,213
Starbucks Corp.	26	1,453
Starwood Hotels & Resorts Worldwide, Inc.	200	11,282
Wynn Resorts Ltd.	196	24,476
		237,951
Household Durables — 0.2%
Garmin Ltd.	300	14,085
Leggett & Platt, Inc.	522	12,011
Whirlpool Corp.	200	15,372
		41,468
Household Products — 1.5%
The Clorox Co.	300	20,625
Colgate-Palmolive Co.	23	2,249
Kimberly-Clark Corp.	537	39,679
The Procter & Gamble Co.	4,954	332,958
		395,511
Independent Power Producers & Energy Traders — 0.1%
The AES Corp. (a)	1,212	15,841
Industrial Conglomerates — 1.9%
3M Co.	1,104	98,488
General Electric Co.	19,907	399,533
Tyco International Ltd.	16	899
		498,920
Insurance — 3.0%
ACE Ltd.	945	69,174
Aflac, Inc.	3,919	180,235
American International Group, Inc. (a)	405	12,486
Assurant, Inc.	157	6,359

Common Stocks	Shares	Value
Insurance (concluded)
Berkshire Hathaway, Inc., Class B (a)	1,365	$110,770
Cincinnati Financial Corp.	329	11,354
Fidelity National Financial, Inc., Class A	7,600	137,028
Hartford Financial Services Group, Inc.	901	18,993
HCC Insurance Holdings, Inc.	541	16,863
Lincoln National Corp.	600	15,816
Loews Corp.	243	9,688
Marsh & McLennan Cos., Inc.	526	17,248
MetLife, Inc.	1,929	72,048
Principal Financial Group, Inc.	200	5,902
The Progressive Corp.	1,208	28,001
Prudential Financial, Inc.	965	61,171
Torchmark Corp.	460	22,931
Unum Group	548	13,415
		809,482
Internet & Catalog Retail — 0.5%
Amazon.com, Inc. (a)	676	136,897
Internet Software & Services — 2.1%
Akamai Technologies, Inc. (a)	100	3,670
eBay, Inc. (a)	1,897	69,981
Google, Inc., Class A (a)	497	318,696
IAC/InterActiveCorp.	3,100	152,179
Monster Worldwide, Inc. (a)	200	1,950
		546,476
IT Services — 1.9%
Accenture Plc, Class A	1,051	67,789
Cognizant Technology Solutions Corp. (a)	363	27,933
Computer Sciences Corp.	372	11,138
Fidelity National Information Services, Inc.	863	28,583
Fiserv, Inc. (a)	319	22,135
International Business Machines Corp.	1,503	313,601
Paychex, Inc.	1	31
SAIC, Inc. (a)	400	5,280
Teradata Corp. (a)	100	6,815
Visa, Inc., Class A	182	21,476
		504,781
Leisure Equipment & Products — 0.5%
Hasbro, Inc.	3,576	131,311
Mattel, Inc.	35	1,178
		132,489
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	359	15,979
Life Technologies Corp. (a)	32	1,562
PerkinElmer, Inc.	214	5,919
Thermo Fisher Scientific, Inc.	423	23,849
Waters Corp. (a)	81	7,506
		54,815

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	3

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery — 2.4%
Caterpillar, Inc.	1,323	$140,926
Cummins, Inc.	284	34,091
Danaher Corp.	1,363	76,328
Deere & Co.	824	66,662
Dover Corp.	179	11,266
Eaton Corp.	427	21,277
Illinois Tool Works, Inc.	648	37,014
Ingersoll-Rand Plc	33	1,365
Joy Global, Inc.	90	6,615
PACCAR, Inc.	3,768	176,455
Pall Corp.	415	24,747
Parker Hannifin Corp.	348	29,423
		626,169
Media — 4.0%
AMC Networks, Inc., Class A (a)	372	16,602
DIRECTV, Class A (a)	1,131	55,804
Discovery Communications, Inc., Class A (a)	48	2,429
Gannett Co., Inc.	384	5,887
The McGraw-Hill Cos., Inc.	390	18,903
News Corp., Class A	3,657	72,006
Omnicom Group, Inc.	311	15,752
Time Warner Cable, Inc.	3,010	245,315
Time Warner, Inc.	6,364	240,241
Viacom, Inc., Class B	3,939	186,945
The Walt Disney Co.	4,210	184,314
The Washington Post Co., Class B	33	12,328
		1,056,526
Metals & Mining — 0.7%
Alcoa, Inc.	1,973	19,769
Allegheny Technologies, Inc.	17	700
Cliffs Natural Resources, Inc.	200	13,852
Freeport-McMoRan Copper & Gold, Inc., Class B	2,763	105,105
Nucor Corp.	600	25,770
SunCoke Energy, Inc. (a)	1,708	24,271
		189,467
Multi-Utilities — 1.9%
Ameren Corp.	5,087	165,735
CenterPoint Energy, Inc.	100	1,972
Consolidated Edison, Inc.	757	44,224
DTE Energy Co.	100	5,503
Integrys Energy Group, Inc.	188	9,962
PG&E Corp.	1,513	65,679
Public Service Enterprise Group, Inc.	500	15,305
Sempra Energy	3,400	203,864
		512,244
Multiline Retail — 0.4%
Dollar Tree, Inc. (a)	185	17,481
Family Dollar Stores, Inc.	80	5,062
Macy’s, Inc.	428	17,005

Common Stocks	Shares	Value
Multiline Retail (concluded)
Target Corp.	1,049	$61,125
		100,673
Office Electronics — 0.1%
Xerox Corp.	2,651	21,420
Oil, Gas & Consumable Fuels — 9.8%
Alpha Natural Resources, Inc. (a)	2,644	40,215
Anadarko Petroleum Corp.	826	64,709
Apache Corp.	24	2,411
Chesapeake Energy Corp.	968	22,429
Chevron Corp.	5,323	570,839
ConocoPhillips	4,728	359,375
Devon Energy Corp.	568	40,396
El Paso Corp.	1,100	32,505
EOG Resources, Inc.	400	44,440
Exxon Mobil Corp.	9,106	789,763
Hess Corp.	25	1,474
Marathon Oil Corp.	803	25,455
Marathon Petroleum Corp.	1,201	52,075
Murphy Oil Corp.	2,613	147,033
Newfield Exploration Co. (a)	300	10,404
Noble Energy, Inc.	200	19,556
Occidental Petroleum Corp.	1,521	144,845
Peabody Energy Corp.	500	14,480
Pioneer Natural Resources Co.	100	11,159
QEP Resources, Inc.	27	823
Southwestern Energy Co. (a)	400	12,240
Spectra Energy Corp.	9	284
Sunoco, Inc.	3,198	122,004
Tesoro Corp. (a)	327	8,777
Valero Energy Corp.	2,439	62,853
		2,600,544
Paper & Forest Products — 0.5%
International Paper Co.	3,410	119,691
MeadWestvaco Corp.	329	10,393
		130,084
Personal Products — 0.0%
Avon Products, Inc.	300	5,808
Pharmaceuticals — 5.5%
Abbott Laboratories	2,711	166,157
Eli Lilly & Co.	5,775	232,559
Forest Laboratories, Inc. (a)	231	8,013
Johnson & Johnson	5,066	334,153
Merck & Co., Inc.	10,163	390,259
Mylan, Inc. (a)	400	9,380
Novartis AG	11	610
Pfizer, Inc.	7,610	172,443
Watson Pharmaceuticals, Inc. (a)	2,080	139,485
		1,453,059
Professional Services — 0.1%
Equifax, Inc.	254	11,242
Robert Half International, Inc.	340	10,302
		21,544

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	4

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) — 1.4%
Boston Properties, Inc.	177	$18,583
Equity Residential	328	20,539
Health Care REIT, Inc.	311	17,093
Host Marriott Corp.	653	10,722
Kimco Realty Corp.	4,150	79,929
ProLogis	9	324
Public Storage	15	2,073
Ventas, Inc.	351	20,042
Vornado Realty Trust	170	14,314
Weyerhaeuser Co.	9,200	201,664
		385,283
Real Estate Management & Development — 0.1%
The Howard Hughes Corp. (a)	241	15,393
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc. (a)	1,120	8,982
Altera Corp.	300	11,946
Analog Devices, Inc.	4	162
Applied Materials, Inc.	1,200	14,928
Intel Corp.	10,635	298,950
LSI Corp. (a)	1,104	9,583
Microchip Technology, Inc.	160	5,952
Micron Technology, Inc. (a)	400	3,240
NVIDIA Corp. (a)	6,759	104,021
Texas Instruments, Inc.	1,755	58,986
Xilinx, Inc.	557	20,291
		537,041
Software — 3.3%
Adobe Systems, Inc. (a)	494	16,949
Autodesk, Inc. (a)	1,647	69,701
Compuware Corp. (a)	400	3,676
Electronic Arts, Inc. (a)	5,729	94,414
Intuit, Inc.	310	18,640
Microsoft Corp.	14,061	453,467
Oracle Corp.	7,128	207,853
Symantec Corp. (a)	600	11,220
		875,920
Specialty Retail — 2.1%
AutoNation, Inc. (a)	36	1,235
Bed Bath & Beyond, Inc. (a)	11	723
Best Buy Co., Inc.	500	11,840
GameStop Corp., Class A	300	6,552
The Gap, Inc.	600	15,684
Home Depot, Inc.	2,603	130,957
Lowe’s Cos., Inc.	1,931	60,595
O’Reilly Automotive, Inc. (a)	100	9,135
Ross Stores, Inc.	1,921	111,610
Staples, Inc.	6,382	103,261
TJX Cos., Inc.	1,894	75,211
Urban Outfitters, Inc. (a)	1,500	43,665
		570,468
Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	42	3,246
NIKE, Inc., Class B	518	56,172

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
Ralph Lauren Corp.	100	$17,433
VF Corp.	42	6,131
		82,982
Tobacco — 0.8%
Altria Group, Inc.	41	1,266
Lorillard, Inc.	421	54,511
Philip Morris International, Inc.	1,414	125,294
Reynolds American, Inc.	1,100	45,584
		226,655
Trading Companies & Distributors — 0.1%
W.W. Grainger, Inc.	100	21,481
Wireless Telecommunication Services — 0.1%
American Tower Corp.	19	1,197
MetroPCS Communications, Inc. (a)	452	4,077
Sprint Nextel Corp. (a)	5,700	16,245
		21,519
Total Common Stocks – 92.3%		24,546,096

Exchange-Traded Funds
SPDR S&P 500 ETF Trust	3	456,214
Total Exchange Traded Funds – 1.7%		456,214

Warrants (d)
Automobiles — 0.1%
Ford Motor Co. (Expires 1/01/13) (a)	5,288	18,402
Total Warrants – 0.1%		18,402

Total Long-Term Investments (Cost – $16,032,388) – 94.1%		25,020,712

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	5

Schedule of Investments (continued)	Master Enhanced S&P 500 Series
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.16% (b)(e)	1,617,098	$1,617,098
Total Short-Term Securities (Cost – $1,617,098) – 6.1%		1,617,098
Total Investments (Cost - $17,649,486*) – 100.2%		26,637,810
Liabilities in Excess of Other Assets – (0.2)%		(56,369)
Net Assets – 100.0%		$26,581,441

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$19,617,131
Gross unrealized appreciation	$9,124,445
Gross unrealized depreciation	(2,103,766)
Net unrealized appreciation	$7,020,679

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at March 31, 2012	Value at March 31, 2012	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	923,192	693,906	—	1,617,098	$1,617,098	$454
The PNC Financial Services Group, Inc.	641	—	—	641	$41,338	—

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ETF	Exchange-Traded Fund
SPDR	Standard and Poor’s Depositary Receipts

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	6

Schedule of Investments (concluded)	Master Enhanced S&P 500 Series

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
21	S&P 500 E Mini Index	Chicago Mercantile	June 2012	$1,473,360	$44,639

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long Term Investments[1]	$25,020,712	—	—	$25,020,712
Short-Term Securities	1,617,098	—	—	1,617,098
Total	$26,637,810	—	—	$26,637,810

1         See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity Contracts	$44,639	—	—	$44,639

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount which approximates fair value. Foreign currency in the amount of $3,418 would be categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended March 31, 2012.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	7

Schedule of Investments March 31, 2012 (Unaudited)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.4%
AAR Corp.	5,401	$98,568
Aerosonic Corp. (a)	200	492
AeroVironment, Inc. (a)	2,461	65,979
Alliant Techsystems, Inc.	4,467	223,886
Arotech Corp. (a)	4,742	5,880
Astronics Corp. (a)	1,441	50,377
Astrotech Corp. (a)	6,283	5,340
Aviation General, Inc. (a)	1,200	—
BE Aerospace, Inc. (a)	12,896	599,277
Ceradyne, Inc.	3,072	100,024
CPI Aerostructures, Inc. (a)	676	10,052
Cubic Corp.	2,145	101,416
Curtiss-Wright Corp.	6,167	228,241
Ducommun, Inc. (a)	1,365	16,244
Esterline Technologies Corp. (a)	4,054	289,699
Exelis, Inc.	25,039	313,488
GenCorp, Inc. (a)	7,480	53,108
Heico Corp., Class A	4,828	193,844
Hexcel Corp. (a)	13,152	315,780
Huntington Ingalls Industries, Inc. (a)	6,091	245,102
Innovative Solutions & Support, Inc. (a)	3,826	16,873
Kratos Defense & Security Solutions, Inc. (a)	4,759	25,413
LMI Aerospace, Inc. (a)	1,409	25,644
Mantech International Corp., Class A	2,944	101,450
Moog, Inc., Class A (a)	5,559	238,426
Orbital Sciences Corp. (a)	7,828	102,938
RBC Bearings, Inc. (a)	2,938	135,530
Smith & Wesson Holding Corp. (a)	8,878	68,805
Spirit AeroSystems Holdings, Inc., Class A (a)	15,676	383,435
Sturm Ruger & Co., Inc.	2,595	127,415
Taser International, Inc. (a)	7,804	33,869
Teledyne Technologies, Inc. (a)	4,890	308,314
TransDigm Group, Inc. (a)	6,193	716,902
Triumph Group, Inc.	5,184	324,829
VSE Corp.	598	14,836
		5,541,476
Air Freight & Logistics — 0.0%
Atlas Air Worldwide Holdings, Inc. (a)	3,503	172,383
Airlines — 0.4%
Alaska Air Group, Inc. (a)	9,649	345,627
Delta Air Lines, Inc. (a)	113,399	1,123,784
		1,469,411
Alternative Energy — 0.1%
Amyris, Inc. (a)	2,941	15,234
Ascent Solar Technologies, Inc. (a)	7,412	4,670
BioFuel Energy Corp. (a)	4,600	2,990
DayStar Technologies, Inc. (a)	2,334	524
FuelCell Energy, Inc. (a)	17,548	27,550

Common Stocks	Shares	Value
Alternative Energy (concluded)
Green Plains Renewable Energy, Inc. (a)	3,319	$35,812
GreenHunter Energy, Inc. (a)(b)	3,123	7,745
GT Advanced Technologies, Inc. (a)	16,962	140,276
Hoku Corp. (a)(b)	4,922	3,076
KiOR, Inc. (a)	650	8,691
Ocean Power Technologies, Inc. (a)	1,816	5,557
Pacific Ethanol, Inc. (a)	4,744	5,218
Plug Power, Inc. (a)(b)	3,342	4,378
Rex American Resources Corp. (a)	1,006	30,884
Solazyme, Inc. (a)	3,139	45,924
STR Holdings, Inc. (a)	5,665	27,419
Verenium Corp. (a)	2,654	11,014
Westinghouse Solar, Inc. (a)(b)	4,371	2,404
		379,366
Auto Components — 0.1%
Cooper Tire & Rubber Co.	8,234	125,321
Dana Holding Corp.	19,518	302,529
		427,850
Automobiles — 0.6%
General Motors Co. (a)(b)	77,240	1,981,206
Tesla Motors, Inc. (a)(b)	7,372	274,533
		2,255,739
Automobiles & Parts — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	8,869	103,856
Amerigon, Inc. (a)	3,155	51,048
Dorman Products, Inc. (a)	1,744	88,246
Exide Technologies (a)	10,415	32,599
Federal-Mogul Corp., Class A (a)	3,196	55,003
Fuel Systems Solutions, Inc. (a)	2,085	54,544
Gentex Corp.	19,061	466,994
Lear Corp.	13,683	636,123
LKQ Corp. (a)	19,551	609,405
LoJack Corp. (a)	3,917	15,550
Modine Manufacturing Co. (a)	6,082	53,704
Motorcar Parts of America, Inc. (a)	1,127	10,842
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	2,934	2,024
Shiloh Industries, Inc.	819	7,805
Standard Motor Products, Inc.	2,724	48,324
Stoneridge, Inc. (a)	3,385	33,478
Strattec Security Corp.	500	11,700
Superior Industries International, Inc.	3,105	60,672
Tenneco, Inc. (a)	8,065	299,615
TRW Automotive Holdings Corp. (a)	13,877	644,587
U.S. Auto Parts Network, Inc. (a)	3,164	11,422
Visteon Corp. (a)	6,912	366,336
WABCO Holdings, Inc. (a)	8,799	532,163
		4,196,040
Banks — 5.0%
1st Source Corp.	1,917	46,909

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	1

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks (continued)
1st United Bancorp, Inc. (a)	4,861	$29,409
Alliance Financial Corp.	860	26,067
Ameriana Bancorp	200	948
American National BankShares, Inc.	1,371	29,202
Ameris Bancorp (a)	3,408	44,781
Ames National Corp.	1,139	27,108
Arrow Financial Corp.	1,873	45,701
Associated Banc-Corp.	23,291	325,142
Astoria Financial Corp.	11,989	118,212
Atlantic Coast Financial Corp. (a)	451	1,073
Bancfirst Corp.	1,010	43,996
Bancorp of New Jersey, Inc.	1,300	12,311
The Bancorp, Inc. (a)	4,791	48,102
BancorpSouth, Inc.	10,443	140,667
BancTrust Financial Group, Inc. (a)	6,004	8,646
Bank Mutual Corp.	6,728	27,181
Bank of Hawaii Corp.	6,321	305,620
Bank of Kentucky Financial Corp.	652	16,776
Bank of Marin Bancorp	898	34,133
Bank of the Ozarks, Inc. (c)	3,714	116,100
BankAtlantic Bancorp, Inc. (a)	1,474	6,043
BankFinancial Corp.	3,143	20,807
BankUnited, Inc.	5,533	138,325
Banner Corp.	2,352	51,815
Bar Harbor Bankshares	1,033	34,337
BCB Bancorp, Inc.	2,331	23,298
Beneficial Mutual Bancorp, Inc. (a)	5,349	46,750
Berkshire Bancorp, Inc. (a)	733	5,065
Berkshire Hills Bancorp, Inc.	3,009	68,966
BofI Holding, Inc. (a)	1,466	25,039
BOK Financial Corp.	3,568	200,807
Boston Private Financial Holdings, Inc.	10,579	104,838
Bridge Bancorp, Inc.	1,437	30,134
Bridge Capital Holdings (a)	955	12,854
Brookline Bancorp, Inc.	9,649	90,411
Bryn Mawr Bank Corp.	1,719	38,574
California First National Bancorp	841	12,901
Camco Financial Corp. (a)	894	2,503
Camden National Corp.	1,179	41,442
Cape Bancorp, Inc. (a)	2,315	18,474
Capital Bank Corp. (a)	3,155	7,067
Capital City Bank Group, Inc.	2,011	14,982
CapitalSource, Inc.	36,712	242,299
Capitol Federal Financial, Inc.	22,722	269,483
Cardinal Financial Corp.	4,083	46,138
Cascade Bancorp (a)	2,668	15,154
Cathay General Bancorp	10,515	186,115
Center Bancorp, Inc.	2,206	22,126
Centerstate Banks, Inc.	4,087	33,350
Central Pacific Financial Corp. (a)	344	4,455
Century Bancorp, Inc., Class A	731	19,956
CFS Bancorp, Inc.	2,109	11,494
Chemical Financial Corp.	3,439	80,610
Chicopee Bancorp, Inc. (a)	2,307	33,452

Common Stocks	Shares	Value
Banks (continued)
Citizens & Northern Corp.	1,826	$36,520
Citizens Republic Bancorp, Inc. (a)	5,463	85,277
Citizens South Banking Corp.	3,414	15,534
City Holding Co.	2,078	72,148
City National Corp.	6,585	345,515
Clifton Savings Bancorp, Inc.	2,069	21,580
CNB Financial Corp.	1,496	24,998
CoBiz Financial, Inc.	5,224	36,934
Colony Bankcorp, Inc. (a)	750	2,903
Columbia Banking System, Inc.	5,310	120,962
Commerce Bancshares, Inc.	10,687	433,037
Community Bank System, Inc.	5,277	151,872
Community Trust Bancorp, Inc.	1,975	63,338
Cullen/Frost Bankers, Inc.	7,823	455,220
CVB Financial Corp.	12,667	148,711
Dime Community Bancshares, Inc.	4,356	63,641
Doral Financial Corp. (a)	17,589	27,087
Eagle Bancorp, Inc. (a)	2,776	46,470
East-West Bancorp, Inc.	19,881	459,052
Eastern Virginia Bankshares, Inc. (a)	2,156	7,783
Encore Bancshares, Inc. (a)	1,547	31,512
Enterprise Bancorp, Inc.	804	13,218
Enterprise Financial Services Corp.	2,651	31,123
ESB Financial Corp.	1,979	28,537
ESSA Bancorp, Inc.	2,145	21,021
F.N.B. Corp.	18,699	225,884
Farmers Capital Bank Corp. (a)	1,981	11,886
Fidelity Southern Corp.	1,007	6,787
Financial Institutions, Inc.	1,961	31,709
First Bancorp, Inc.	1,772	26,279
First Bancorp, North Carolina	2,460	26,888
First Bancorp, Puerto Rico (a)	4,221	18,572
First Busey Corp.	11,386	56,247
First California Financial Group, Inc. (a)	5,262	30,677
First Citizens Banc Corp.	1,258	7,032
First Citizens BancShares, Inc., Class A	767	140,123
First Commonwealth Financial Corp.	14,043	85,943
First Community Bancshares, Inc.	2,285	30,528
First Connecticut Bancorp, Inc.	2,644	34,874
First Defiance Financial Corp.	1,557	26,251
First Federal Bancshares of Arkansas, Inc. (a)	1,387	9,459
First Financial Bancorp	7,799	134,923
First Financial Bankshares, Inc.	4,240	149,290
First Financial Corp.	1,585	50,324
First Financial Holdings, Inc.	2,242	24,662
First Financial Northwest, Inc. (a)	2,613	20,172
First Financial Service Corp. (a)	358	1,128
First Interstate Bancsystem, Inc.	2,057	30,073
First M&F Corp.	1,106	5,143
First Merchants Corp.	4,018	49,582
First Midwest Bancorp, Inc.	9,957	119,285

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	2

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks (continued)
First Niagara Financial Group, Inc.	39,774	$391,376
The First of Long Island Corp.	1,298	34,397
First Pactrust Bancorp, Inc.	1,210	14,423
First Republic Bank (a)	10,559	347,813
First Security Group, Inc. (a)	108	325
First South Bancorp, Inc. (a)	1,978	7,912
First United Corp. (a)(b)	1,435	8,653
FirstMerit Corp.	14,538	245,111
Flagstar BanCorp., Inc. (a)	33,167	30,514
Flushing Financial Corp.	4,392	59,116
FNB United Corp. (a)	381	7,197
Fox Chase BanCorp., Inc.	2,323	30,199
Franklin Financial Corp. (a)	1,950	26,189
Fulton Financial Corp.	26,553	278,806
German American Bancorp, Inc.	1,988	38,627
Glacier Bancorp, Inc.	9,676	144,559
Great Southern Bancorp, Inc.	1,383	33,192
Greene County Bancshares, Inc. (a)	3,466	5,858
Guaranty Bancorp (a)	9,664	19,231
Hampton Roads Bankshares, Inc. (a)	3,404	10,314
Hancock Holding Co.	10,394	369,091
Hanmi Financial Corp. (a)	2,664	26,960
Hawthorn Bancshares, Inc.	743	5,506
Heartland Financial USA, Inc.	2,132	36,969
Heritage Commerce Corp. (a)	3,604	23,174
Heritage Financial Corp.	2,172	29,539
HMN Financial, Inc. (a)	1,094	2,724
Home Bancorp, Inc. (a)	1,720	29,997
Home Bancshares, Inc.	3,500	93,135
Home Federal Bancorp, Inc.	2,225	22,539
Horizon Bancorp	394	7,250
Hudson Valley Holding Corp.	2,483	40,051
IBERIABANK Corp.	3,954	211,420
Independent Bank Corp./MA	2,957	84,955
Independent Bank Corp./MI (a)	3,528	7,762
Indiana Community Bancorp	630	14,805
International Bancshares Corp.	7,592	160,571
Intervest Bancshares Corp. (a)	4,058	15,502
Investors Bancorp, Inc. (a)	6,224	93,484
Kearny Financial Corp.	2,794	27,242
Lakeland Bancorp, Inc.	3,876	38,174
Lakeland Financial Corp.	2,169	56,459
Macatawa Bank Corp. (a)	5,523	19,165
MainSource Financial Group, Inc.	2,888	34,800
MB Financial, Inc.	7,331	153,878
Mercantile Bank Corp. (a)	1,421	20,221
Merchants Bancshares, Inc.	1,061	29,899
Metro Bancorp, Inc. (a)	2,216	25,905
Midsouth Bancorp, Inc.	846	11,506
MidwestOne Financial Group, Inc.	1,468	28,420
MutualFirst Financial, Inc.	1,313	12,815
NASB Financial, Inc. (a)	717	11,078
National Bankshares, Inc.	1,191	35,849
National Penn Bancshares, Inc.	17,187	152,105
NBT Bancorp, Inc.	4,569	100,884

Common Stocks	Shares	Value
Banks (continued)
New York Community Bancorp, Inc.	58,445	$812,970
Newbridge Bancorp (a)	4,304	20,616
North Valley Bancorp (a)	1,108	13,628
Northfield Bancorp, Inc.	2,524	35,891
Northrim BanCorp, Inc.	471	10,136
Northwest Bancshares, Inc.	13,240	168,148
Norwood Financial Corp.	543	14,368
OceanFirst Financial Corp.	2,280	32,467
Ohio Valley Banc Corp.	1,254	22,722
Old National Bancorp	12,701	166,891
Old Second Bancorp, Inc. (a)	5,047	9,186
OmniAmerican Bancorp, Inc. (a)	888	17,192
Oriental Financial Group, Inc.	5,793	70,095
Oritani Financial Corp.	6,009	88,212
Orrstown Financial Service, Inc.	1,278	11,208
Pacific Capital Bancorp NA (a)	715	32,611
Pacific Continental Corp.	2,847	26,819
PacWest Bancorp	4,243	103,105
Park National Corp.	1,804	124,783
Park Sterling Corp. (a)	4,016	19,277
Peapack-Gladstone Financial Corp.	1,603	21,673
Penns Woods Bancorp, Inc.	801	32,745
Peoples Bancorp of North Carolina, Inc.	1,383	10,718
Peoples Bancorp, Inc.	1,402	24,591
Peoples Financial Corp.	1,245	12,189
Pinnacle Financial Partners, Inc. (a)	4,649	85,309
Popular, Inc. (a)	136,071	278,946
Porter Bancorp, Inc.	1,044	2,286
Preferred Bank (a)	2,043	24,067
Premierwest Bancorp (a)(b)	5,254	10,193
PrivateBancorp, Inc.	8,706	132,070
Prosperity Bancshares, Inc.	6,251	286,296
Provident Financial Holdings, Inc.	1,742	19,040
Provident Financial Services, Inc.	7,619	110,704
Provident New York Bancorp	5,433	45,963
Pulaski Financial Corp.	2,347	18,471
PVF Capital Corp. (a)	7,144	13,216
Renasant Corp.	3,532	57,501
Republic Bancorp, Inc., Class A	1,434	34,301
Republic First Bancorp, Inc. (a)	5,956	14,056
Riverview Bancorp, Inc. (a)	7,170	16,204
Rockville Financial, Inc.	2,098	24,442
Rodman & Renshaw Capital Group, Inc. (a)	7,747	8,057
Roma Financial Corp.	1,497	14,656
Royal Bancshares of Pennsylvania, Class A (a)	1,265	2,011
S&T Bancorp, Inc.	3,999	86,738
Sandy Spring Bancorp, Inc.	3,398	61,742
Savannah Bancorp, Inc. (a)	1,995	10,314
SCBT Financial Corp.	1,950	63,785
Seacoast Banking Corp. of Florida (a)	11,405	20,073
Shore Bancshares, Inc.	1,363	9,664

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	3

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks (continued)
Sierra Bancorp	2,209	$21,714
Signature Bank (a)	6,200	390,848
Simmons First National Corp., Class A	2,212	57,136
Southside Bancshares, Inc.	2,441	53,946
Southwest Bancorp, Inc. (a)	2,692	24,820
State Bank Financial Corp. (a)	4,413	77,272
StellarOne Corp.	3,273	38,851
Sterling Bancorp	4,510	43,251
Sterling Financial Corp. (a)	3,721	77,694
Suffolk Bancorp (a)	1,613	20,953
Summit Financial Group, Inc. (a)	785	3,297
Sun Bancorp, Inc. (a)	7,908	27,915
Susquehanna Bancshares, Inc.	24,725	244,283
SVB Financial Group (a)	5,792	372,657
SY Bancorp, Inc.	1,886	43,755
Synovus Financial Corp.	97,394	199,658
Taylor Capital Group, Inc. (a)	1,741	24,983
TCF Financial Corp.	20,129	239,334
Teche Holding Co.	540	20,326
Territorial BanCorp., Inc.	1,311	27,282
Texas Capital Bancshares, Inc. (a)	5,027	174,035
TF Financial Corp.	697	16,867
TFS Financial Corp. (a)	12,793	121,533
Tompkins Trustco, Inc.	1,294	51,838
Towne Bank	4,053	54,675
Trico Bancshares	2,169	37,784
TrustCo Bank Corp. NY	12,864	73,453
Trustmark Corp.	7,604	189,948
UMB Financial Corp.	4,626	206,944
Umpqua Holdings Corp.	14,962	202,885
Union First Market Bankshares Corp.	3,196	44,744
United Bancorp, Inc.	1,092	10,483
United Bankshares, Inc.	6,679	192,756
United Community Banks, Inc. (a)	2,765	26,959
United Community Financial Corp. (a)	3,252	7,480
United Financial Bancorp, Inc.	2,280	36,070
United Security Bancshares (a)	3,428	8,399
Univest Corp. of Pennsylvania	2,440	40,943
Valley National Bancorp	25,308	327,739
ViewPoint Financial Group	2,256	34,697
Virginia Commerce Bancorp (a)	4,124	36,209
Washington Banking Co.	2,252	31,100
Washington Federal, Inc.	14,295	240,442
Washington Trust Bancorp, Inc.	2,042	49,294
Waterstone Financial, Inc. (a)	2,926	9,217
Wayne Savings Bancshares, Inc.	151	1,261
Webster Financial Corp.	9,897	224,365
WesBanco, Inc.	3,452	69,523
West Bancorp., Inc.	2,298	22,957
West Coast Bancorp (a)	2,464	46,619
Westamerica Bancorp.	3,814	183,072
Western Alliance Bancorp (a)	11,124	94,220
Westfield Financial, Inc.	4,229	33,451

Common Stocks	Shares	Value
Banks (concluded)
Wilshire Bancorp, Inc. (a)	8,771	$42,364
Wintrust Financial Corp.	4,772	170,790
WSFS Financial Corp.	1,170	47,970
Yardkin Valley Financial Corp. (a)	4,319	12,482
		19,811,397
Beverages — 0.4%
Boston Beer Co., Inc., Class A (a)	1,255	134,022
Central European Distribution Corp. (a)(b)	8,872	45,336
Coca-Cola Bottling Co. Consolidated	656	41,157
Craft Brew Alliance Inc. (a)	1,101	8,434
Jamba, Inc. (a)	10,566	21,872
Jones Soda Co. (a)	14,909	6,714
Monster Beverage Corp. (a)	20,359	1,264,090
National Beverage Corp. (a)	1,606	25,760
Primo Water Corp. (a)	2,017	3,933
Willamette Valley Vineyards, Inc. (a)	971	3,039
		1,554,357
Biotechnology — 0.4%
Acorda Therapeutics, Inc. (a)	5,340	141,777
Coronado Biosciences, Inc. (a)	2,486	21,031
Cubist Pharmaceuticals, Inc. (a)	8,204	354,823
Dynavax Technologies Corp. (a)	15,344	77,641
Vertex Pharmaceuticals, Inc. (a)	27,945	1,146,024
XOMA Corp. (a)	5,227	14,479
		1,755,775
Building Products — 0.2%
Owens Corning, Inc. (a)	15,195	547,476
Trex Co., Inc. (a)	1,929	61,882
		609,358
Capital Markets — 0.1%
Jefferies Group, Inc.	19,748	372,052
Chemicals — 2.9%
A. Schulman, Inc.	3,925	106,054
Aceto Corp.	3,697	35,085
Albemarle Corp.	11,898	760,520
American Vanguard Corp.	3,328	72,184
Ashland, Inc.	9,501	580,131
Balchem Corp.	3,967	120,002
Cabot Corp.	7,878	336,233
Calgon Carbon Corp. (a)	7,591	118,496
Cambrex Corp. (a)	4,211	29,435
Celanese Corp., Series A	21,007	970,103
Chase Corp.	783	12,332
Chemtura Corp. (a)	12,901	219,059
Codexis, Inc. (a)	2,290	8,359
Cytec Industries, Inc.	6,656	404,618
Ferro Corp. (a)	11,456	68,049
FutureFuel Corp.	2,118	23,256
Georgia Gulf Corp. (a)	4,539	158,320
H.B. Fuller Co.	6,570	215,693

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	4

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals (concluded)
Hawkins, Inc.	1,219	$45,347
Huntsman Corp.	25,779	361,164
Innophos Holdings, Inc.	2,904	145,548
Intrepid Potash, Inc. (a)(b)	7,031	171,064
KMG Chemicals, Inc.	1,112	20,072
Koppers Holdings, Inc.	2,764	106,580
Kraton Performance Polymers, Inc. (a)	4,262	113,241
Kronos Worldwide, Inc.	2,606	64,994
LSB Industries, Inc. (a)	2,476	96,366
LyondellBasell Industries NV, Class A	45,425	1,982,801
Metabolix, Inc. (a)	4,583	12,970
Minerals Technologies, Inc.	2,371	155,087
Nanophase Technologies Corp. (a)	7,817	3,283
NewMarket Corp.	1,250	234,250
NL Industries, Inc.	962	14,334
Olin Corp.	9,499	206,603
OM Group, Inc. (a)	4,316	118,733
Omnova Solutions, Inc. (a)	6,075	41,006
Penford Corp. (a)	1,735	11,729
PolyOne Corp.	12,136	174,758
Polypore International, Inc. (a)	5,434	191,059
Quaker Chemical Corp.	1,717	67,736
Rentech, Inc. (a)	30,656	63,764
Rockwood Holdings, Inc. (a)	9,267	483,274
RPM International, Inc.	17,606	461,101
Senomyx, Inc. (a)	5,573	15,270
Sensient Technologies Corp.	6,669	253,422
Solutia, Inc.	16,249	453,997
Spartech Corp. (a)	4,177	20,384
Stepan Co.	1,067	93,683
TOR Minerals International, Inc. (a)	421	6,113
TPC Group, Inc. (a)	1,929	85,281
Tredegar Corp.	3,039	59,534
Valhi, Inc.	751	39,841
W.R. Grace & Co. (a)	8,270	478,006
Westlake Chemical Corp.	2,612	169,231
Zagg, Inc. (a)(b)	3,146	33,442
Zep, Inc.	3,058	44,035
Zoltek Cos., Inc. (a)	3,792	42,925
		11,379,957
Commercial Banks — 0.3%
CIT Group, Inc. (a)	26,837	1,106,758
Comerica, Inc.	—	—
		1,106,758
Commercial Services & Supplies — 0.1%
ACCO Brands Corp. (a)	7,354	91,263
Portfolio Recovery Associates, Inc. (a)	2,331	167,179
		258,442
Communications Equipment — 0.3%
Ciena Corp. (a)	12,884	208,592
Emcore Corp. (a)	3,059	14,591

Common Stocks	Shares	Value
Communications Equipment (concluded)
Loral Space & Communications Ltd. (a)	1,621	$129,032
Polycom, Inc. (a)	23,712	452,188
Riverbed Technology, Inc. (a)	20,885	586,451
		1,390,854
Computers & Peripherals — 0.4%
Fusion-IO, Inc. (a)	6,959	197,705
Seagate Technology Plc	54,070	1,457,187
		1,654,892
Construction & Materials — 2.0%
A.O. Smith Corp.	5,154	231,672
Aaon, Inc.	2,780	56,128
Acuity Brands, Inc.	5,605	352,162
Aecom Technology Corp. (a)	13,716	306,827
Aegion Corp. (a)	5,218	93,037
Ameresco, Inc. (a)	2,410	32,656
American DG Energy, Inc. (a)	8,661	18,535
American Woodmark Corp.	1,301	23,418
Apogee Enterprises, Inc.	3,776	48,899
Argan, Inc.	1,164	18,671
Armstrong World Industries, Inc.	2,893	141,092
Baran Group Ltd. (a)	102	434
BlueLinx Holdings, Inc. (a)	4,661	12,305
Builders FirstSource, Inc. (a)	6,411	27,119
Eagle Materials, Inc.	5,974	207,597
EMCOR Group, Inc.	8,810	244,213
Fortune Brands Home & Security, Inc. (a)	20,681	456,430
Generac Holdings, Inc. (a)	3,691	90,614
Gibraltar Industries, Inc. (a)	4,157	62,979
Granite Construction, Inc.	4,541	130,508
Great Lakes Dredge & Dock Corp.	7,855	56,713
Griffon Corp.	6,926	74,108
Headwaters, Inc. (a)	8,268	34,560
Hill International, Inc. (a)	3,739	14,694
Insteel Industries, Inc.	2,489	30,241
Integrated Electrical Services, Inc. (a)	1,500	5,775
KBR, Inc.	19,908	707,729
L.B. Foster Co., Class A	1,361	38,802
Layne Christensen Co. (a)	2,645	58,851
Lennox International, Inc.	6,465	260,540
Louisiana-Pacific Corp. (a)(b)	18,187	170,048
Martin Marietta Materials, Inc.	6,076	520,288
Mastec, Inc. (a)	8,487	153,530
MDU Resources Group, Inc.	23,355	522,918
Mueller Water Products, Inc., Series A	20,773	69,174
MYR Group, Inc. (a)	2,806	50,115
NCI Building Systems, Inc. (a)	2,792	32,136
Northwest Pipe Co. (a)	1,360	28,886
Omega Flex, Inc. (a)	642	8,153
Orion Marine Group, Inc. (a)	3,669	26,527
PGT, Inc. (a)	6,216	11,251
Pike Electric Corp. (a)	2,573	21,176

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	5

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Construction & Materials (concluded)
Primoris Services Corp.	3,647	$58,571
Quanex Building Products Corp.	4,871	85,876
Shaw Group, Inc. (a)	8,718	276,448
Simpson Manufacturing Co., Inc.	5,312	171,312
Sterling Construction Co., Inc. (a)	2,322	22,640
Texas Industries, Inc.	3,160	110,632
Thermon Group Holdings, Inc. (a)	1,892	38,691
TRC Cos., Inc. (a)	2,546	15,556
Tutor Perini Corp. (a)	4,261	66,386
Universal Forest Products, Inc.	2,579	88,924
USG Corp. (a)	8,867	152,512
Valmont Industries, Inc.	3,054	358,570
Valspar Corp.	11,667	563,399
Watsco, Inc.	3,496	258,844
Watts Water Technologies, Inc., Class A	3,944	160,718
		7,880,590
Consumer Finance — 0.0%
DFC Global Corp. (a)	6,027	113,729
Containers & Packaging — 0.2%
Crown Holdings, Inc. (a)	20,353	749,601
Diversified Consumer Services — 0.1%
ITT Educational Services, Inc. (a)(b)	3,581	236,847
Diversified Telecommunication Services — 0.1%
Cbeyond Communications, Inc. (a)	4,242	33,936
Level 3 Communications, Inc. (a)	21,218	545,939
		579,875
Electricity — 1.9%
Allete, Inc.	4,299	178,365
Alliant Energy Corp.	14,799	641,093
Black Hills Corp.	5,261	176,401
Calpine Corp. (a)	51,635	888,638
Central Vermont Public Service Corp.	1,725	60,720
CH Energy Group, Inc.	2,277	151,944
Cleco Corp.	8,062	319,658
Covanta Holding Corp.	15,628	253,642
Dynegy, Inc. (a)	18,931	10,601
El Paso Electric Co.	5,416	175,966
The Empire District Electric Co.	5,751	117,033
GenOn Energy, Inc. (a)	103,407	215,087
Great Plains Energy, Inc.	18,207	369,056
Hawaiian Electric Industries, Inc.	12,937	327,953
IDACORP, Inc.	6,547	269,213
ITC Holdings Corp.	6,917	532,194
MGE Energy, Inc.	3,114	138,230
NorthWestern Corp.	4,786	169,712
NSTAR	13,893	675,617
NV Energy, Inc.	31,342	505,233
Ormat Technologies, Inc.	2,301	46,365
Portland General Electric Co.	9,945	248,426
U.S. Geothermal, Inc. (a)(b)	23,727	12,338
UIL Holdings Corp.	6,756	234,839
Unisource Energy Corp.	4,863	177,840

Common Stocks	Shares	Value
Electricity (concluded)
Unitil Corp.	1,867	$50,092
Westar Energy, Inc.	15,817	441,769
		7,388,025
Electronic & Electrical Equipment — 3.3%
A123 Systems, Inc. (a)(b)	13,967	15,643
Active Power, Inc. (a)	16,856	13,149
Adept Technology, Inc. (a)	2,538	12,817
Aeroflex Holding Corp. (a)	2,453	27,326
Allied Motion Technologies, Inc.	1,204	8,729
Altair Nanotechnologies, Inc. (a)	6,009	3,786
American Science & Engineering, Inc.	1,231	82,539
American Superconductor Corp. (a)(b)	5,642	23,245
Ametek, Inc.	21,588	1,047,234
Anaren, Inc. (a)	2,209	40,535
Anixter International, Inc. (a)	3,849	279,168
API Technologies Corp. (a)	4,663	16,274
Arrow Electronics, Inc. (a)	14,984	628,878
Avnet, Inc. (a)	19,453	707,895
AVX Corp.	7,009	92,939
AZZ, Inc.	1,690	87,272
Badger Meter, Inc.	2,030	69,000
Ballantyne Strong, Inc. (a)	2,537	13,497
Bel Fuse, Inc.	1,699	30,021
Belden, Inc.	6,300	238,833
Benchmark Electronics, Inc. (a)	7,784	128,358
Brady Corp.	6,249	202,155
Capstone Turbine Corp. (a)(b)	35,812	36,528
Checkpoint Systems, Inc. (a)	5,416	61,092
Cognex Corp.	5,146	217,985
Coherent, Inc. (a)	3,181	185,548
Coleman Cable, Inc. (a)	2,111	20,519
Comverge, Inc. (a)	2,898	5,332
CTS Corp.	4,722	49,675
Cyberoptics Corp. (a)	1,403	13,553
Daktronics, Inc.	5,441	48,370
DDi Corp.	2,226	27,157
Echelon Corp. (a)	5,027	22,270
Electro Rent Corp.	2,460	45,289
Electro Scientific Industries, Inc.	3,399	51,019
eMagin Corp. (a)	2,755	8,954
Encore Wire Corp.	2,557	76,020
EnerNOC, Inc. (a)	3,325	23,940
EnerSys (a)	6,370	220,720
ESCO Technologies, Inc.	3,555	130,717
Faro Technologies, Inc. (a)	2,261	131,884
FEI Co. (a)	5,050	248,005
General Cable Corp. (a)	6,913	201,030
GrafTech International Ltd. (a)	17,425	208,055
Greatbatch, Inc. (a)	3,149	77,213
Houston Wire & Cable Co.	2,277	31,628
Hubbell, Inc., Class B	7,518	590,764
II-VI, Inc. (a)	7,102	167,962
Intevac, Inc. (a)	3,236	27,506
IntriCon Corp. (a)	747	5,184

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	6

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
IPG Photonics Corp. (a)	4,297	$223,659
Itron, Inc. (a)	5,425	246,349
Kemet Corp. (a)	5,944	55,636
Landauer, Inc.	1,334	70,729
LeCroy Corp. (a)	2,382	24,749
Lightpath Technologies, Inc., Class A (a)	3,924	5,494
Lime Energy Co. (a)	3,916	11,278
Littelfuse, Inc.	3,106	194,746
LSI Industries, Inc.	3,032	22,225
Magnetek, Inc. (a)	607	11,679
Maxwell Technologies, Inc. (a)	3,854	70,644
Measurement Specialties, Inc. (a)	1,962	66,119
Methode Electronics, Inc.	5,028	46,660
Mettler-Toledo International, Inc. (a)	4,293	793,132
MTS Systems Corp.	2,137	113,453
Multi-Fineline Electronix, Inc. (a)	1,388	38,101
Napco Security Technologies, Inc. (a)	3,820	11,957
National Instruments Corp.	12,552	357,983
Newport Corp. (a)	5,079	90,000
NVE Corp. (a)	709	37,577
Orion Energy Systems, Inc. (a)	4,271	10,165
OSI Systems, Inc. (a)	2,642	161,955
Park Electrochemical Corp.	2,609	78,870
Planar Systems, Inc. (a)	5,103	12,043
Plexus Corp. (a)	4,650	162,704
Powell Industries, Inc. (a)	1,238	42,402
Power-One, Inc. (a)	7,406	33,697
Powerwave Technologies, Inc. (a)	4,283	8,780
Pulse Electronics Corp.	5,789	14,530
Regal-Beloit Corp.	5,512	361,312
Research Frontiers, Inc. (a)	4,006	14,181
Richardson Electronics Ltd.	2,071	24,811
Rofin-Sinar Technologies, Inc. (a)	3,811	100,496
Rogers Corp. (a)	2,172	84,165
Rubicon Technology, Inc. (a)	2,352	24,531
Sanmina-SCI Corp. (a)	10,717	122,710
SatCon Technology Corp. (a)	18,389	6,620
Servotronics, Inc.	400	4,040
Sigmatron International, Inc. (a)	1,200	4,992
SL Industries, Inc. (a)	350	6,850
Synthesis Energy Systems, Inc. (a)	7,050	10,364
Thomas & Betts Corp. (a)	7,059	507,613
Trimble Navigation Ltd. (a)	16,450	895,209
TTM Technologies, Inc. (a)	7,237	83,153
Ultralife Batteries, Inc. (a)	2,906	15,053
Universal Display Corp. (a)(b)	5,410	197,627
UQM Technologies, Inc. (a)	7,039	10,418
Valence Technology, Inc. (a)	21,062	17,024
Viasystems Group, Inc. (a)	729	13,836
Vicor Corp.	2,853	22,824
Vishay Intertechnology, Inc. (a)	19,246	234,031
Vishay Precision Group, Inc. (a)	1,882	27,910
WESCO International, Inc. (a)	5,743	375,075

Common Stocks	Shares	Value
Electronic & Electrical Equipment (concluded)
X-Rite, Inc. (a)	4,273	$19,399
Zebra Technologies Corp., Class A (a)	6,967	286,901
Zygo Corp. (a)	2,322	45,442
		13,237,115
Electronic Equipment, Instruments & Components — 0.0%
Fabrinet (a)	2,601	46,064
Microvision, Inc. (a)	2,363	6,451
Parametric Sound Corp. (a)	496	2,182
		54,697
Energy Equipment & Services — 0.4%
Dresser-Rand Group, Inc. (a)	10,113	469,142
Dril-Quip, Inc. (a)	4,834	314,307
Hornbeck Offshore Services, Inc. (a)(b)	4,190	176,106
Newpark Resources, Inc. (a)	12,110	99,181
Superior Energy Services, Inc. (a)	20,717	546,100
Tesco Corp. (a)	4,332	61,471
		1,666,307
Financial Services — 2.3%
Advance America, Cash Advance Centers, Inc.	6,916	72,549
Affiliated Managers Group, Inc. (a)(c)	6,891	770,483
Ampal-American Israel Corp., Class A (a)	8,512	1,947
Artio Global Investors, Inc.	4,091	19,514
Asset Acceptance Capital Corp. (a)	2,610	12,371
Asta Funding, Inc.	1,806	14,755
BBCN Bancorp, Inc. (a)	9,360	104,177
BGC Partners, Inc.	11,055	81,696
Calamos Asset Management, Inc., Class A	2,570	33,693
Cash America International, Inc.	4,046	193,925
CBOE Holdings, Inc.	12,187	346,355
CIFC Corp. (a)	949	5,884
Cohen & Steers, Inc.	2,727	86,991
CompuCredit Holdings Corp. (a)	2,303	13,357
Cowen Group, Inc., Class A (a)	11,162	30,249
Credit Acceptance Corp. (a)	922	93,131
Diamond Hill Investments Group, Inc.	387	28,503
Duff & Phelps Corp.	4,437	68,951
Eaton Vance Corp.	15,448	441,504
Edelman Financial Group, Inc.	3,199	21,145
Encore Capital Group, Inc. (a)	3,020	68,101
Epoch Holding Corp.	2,524	60,273
Evercore Partners, Inc., Class A	3,383	98,344
Ezcorp, Inc. (a)	6,263	203,266
FBR & Co. (a)	6,540	16,808
Federal Agricultural Mortgage Corp., Class B	1,417	32,166
Fidelity National Financial, Inc., Class A	29,559	532,949

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	7

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Financial Services (continued)
Financial Engines, Inc. (a)	5,528	$123,606
First Cash Financial Services, Inc. (a)	3,788	162,467
The First Marblehead Corp. (a)	9,280	11,322
FXCM, Inc.	2,071	26,902
GAMCO Investors, Inc., Class A	453	22,473
GFI Group, Inc.	8,540	32,110
Gleacher & Co., Inc. (a)	9,785	13,308
Green Dot Corp., Class A (a)	2,945	78,101
Greenhill & Co., Inc.	3,855	168,232
Imperial Holdings, Inc. (a)	1,369	3,655
Institutional Financial Market, Inc.	2,236	2,996
Interactive Brokers Group, Inc., Class A	5,109	86,853
International FCStone, Inc. (a)	2,030	42,833
Intersections, Inc.	1,474	18,838
Investment Technology Group, Inc. (a)	5,281	63,161
Janus Capital Group, Inc.	24,669	219,801
JMP Group, Inc.	2,507	18,502
KBW, Inc.	3,793	70,170
Knight Capital Group, Inc., Class A (a)	13,194	169,807
Ladenburg Thalmann Financial Services, Inc. (a)	15,211	27,076
LPL Investment Holdings, Inc. (a)	5,448	206,697
MarketAxess Holdings, Inc.	4,400	164,076
Marlin Business Services, Inc.	1,239	18,659
Medallion Financial Corp.	2,525	28,179
MGIC Investment Corp. (a)	25,051	124,253
MicroFinancial, Inc.	2,359	16,159
MoneyGram International, Inc. (a)	1,450	26,100
MSCI, Inc. (a)	16,172	595,291
National Financial Partners Corp. (a)	5,449	82,498
Nelnet, Inc., Class A	3,705	95,997
Netspend Holdings, Inc. (a)	4,522	35,091
NewStar Financial, Inc. (a)	4,528	50,351
Ocwen Financial Corp. (a)	14,563	227,620
Oppenheimer Holdings, Inc.	1,335	23,162
Penson Worldwide, Inc. (a)	3,976	2,704
Pico Holdings, Inc. (a)	3,113	73,000
Piper Jaffray Cos. (a)	2,551	67,908
Pzena Investment Management, Inc., Class A	1,174	6,868
Radian Group, Inc.	17,922	77,961
Raymond James Financial, Inc.	14,634	534,580
Resource America, Inc., Class A	3,600	22,716
Safeguard Scientifics, Inc. (a)	2,595	44,634
SEI Investments Co.	19,470	402,834
Stewart Information Services Corp.	2,605	37,017
Stifel Financial Corp. (a)	7,174	271,464
SWS Group, Inc.	4,231	24,201
TD Ameritrade Holding Corp.	29,354	579,448
Tree.com, Inc. (a)	1,219	9,264
U.S. Global Investors, Inc.	2,032	14,732

Common Stocks	Shares	Value
Financial Services (concluded)
Virtus Investment Partners, Inc. (a)	791	$67,852
Waddell & Reed Financial, Inc., Class A	11,507	372,942
Walker & Dunlop, Inc. (a)	1,497	18,862
Westwood Holdings Group, Inc.	958	37,103
WisdomTree Investments, Inc. (a)	6,982	58,439
World Acceptance Corp. (a)	2,028	124,215
		9,358,177
Fixed Line Telecommunications — 0.6%
8x8, Inc. (a)	9,745	40,929
AboveNet, Inc. (a)	3,105	257,094
Alaska Communications Systems Group, Inc.	7,188	22,139
Cincinnati Bell, Inc. (a)(b)	27,036	108,685
Consolidated Communications Holdings, Inc.	3,642	71,493
Fairpoint Communications, Inc. (a)	2,818	10,596
General Communication, Inc., Class A (a)	4,981	43,434
Hawaiian Telcom HoldCo, Inc. (a)	1,191	20,533
HickoryTech Corp.	2,235	23,110
IDT Corp., Class B	2,279	21,286
inContact, Inc. (a)	5,999	33,474
Lumos Networks Corp.	2,200	23,672
Primus Telecommunications Group, Inc. (a)	1,822	29,298
SureWest Communications	1,955	44,085
TW Telecom, Inc. (a)	20,420	452,507
Virgin Media, Inc.	40,277	1,006,120
Vonage Holdings Corp. (a)	19,630	43,382
Warwick Valley Telephone Co.	1,297	19,312
		2,271,149
Food & Drug Retailers — 0.7%
Arden Group, Inc., Class A	254	23,086
Casey’s General Stores, Inc.	5,072	281,293
The Chefs’ Warehouse, Inc. (a)	1,119	25,894
Core-Mark Holdings Co., Inc.	1,580	64,685
The Fresh Market, Inc. (a)	4,168	199,856
GNC Holdings, Inc.	9,312	324,896
Harris Teeter Supermarkets	5,700	228,570
Ingles Markets, Inc., Class A	1,740	30,694
Nash Finch Co.	1,640	46,609
Omnicare, Inc.	15,354	546,142
The Pantry, Inc. (a)	3,165	41,177
PetMed Express, Inc.	2,627	32,522
Rite Aid Corp. (a)	81,280	141,427
Spartan Stores, Inc.	3,127	56,661
United Natural Foods, Inc. (a)	6,505	303,523
Village Super Market, Inc., Class A	953	30,105
Vitamin Shoppe, Inc. (a)	3,745	165,566
Weis Markets, Inc.	1,524	66,446
		2,609,152
Food Producers — 1.5%
Alico, Inc.	631	14,582

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	8

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Food Producers (concluded)
The Andersons, Inc.	2,478	$120,654
B&G Foods, Inc., Class A	6,471	145,662
Bridgford Foods Corp. (a)	768	6,705
Bunge Ltd.	19,652	1,344,983
Cagles, Inc., Class A (a)	336	—
Cal-Maine Foods, Inc.	1,811	69,289
Calavo Growers, Inc.	1,851	49,570
Chiquita Brands International, Inc. (a)	6,109	53,698
Coffee Holding Co., Inc.	166	1,881
Corn Products International, Inc.	10,169	586,243
Darling International, Inc. (a)	15,692	273,355
Diamond Foods, Inc. (b)	3,028	69,099
Dole Food Co., Inc. (a)	4,866	48,563
Farmer Bros. Co. (a)	960	10,454
Flowers Foods, Inc.	18,636	379,615
Fresh Del Monte Produce, Inc.	5,098	116,438
Golden Enterprises, Inc.	941	3,152
Griffin Land & Nurseries, Inc.	483	12,756
Hain Celestial Group, Inc. (a)(b)	4,908	215,020
Harbinger Group, Inc. (a)	1,680	8,702
HQ Sustainable Maritime Industries, Inc. (a)	4,100	492
Imperial Sugar Co., New Shares	1,777	8,334
J&J Snack Foods Corp.	1,901	99,726
John B. Sanfilippo & Son, Inc. (a)	1,290	16,086
Lancaster Colony Corp.	2,670	177,448
Lifeway Foods, Inc. (a)	1,117	10,332
Limoneira Co.	1,180	19,930
Medifast, Inc. (a)(b)	2,166	37,818
MGP Ingredients, Inc.	1,897	10,206
Natures Sunshine Prods, Inc. (a)	1,521	24,366
Nutraceutical International Corp. (a)	1,632	23,762
NutriSystem, Inc.	3,798	42,652
Omega Protein Corp. (a)	2,787	21,209
Overhill Farms, Inc. (a)	3,296	14,832
Pilgrims Pride Corp. (a)	7,436	55,473
Ralcorp Holdings, Inc. (a)	7,389	547,451
Relìv International, Inc.	1,819	2,456
Rocky Mountain Chocolate Factory, Inc.	1,432	13,260
Schiff Nutrition International, Inc. (a)	2,161	26,559
Seaboard Corp. (a)	47	91,697
Seneca Foods Corp. (a)	1,502	39,563
Smart Balance, Inc. (a)	8,305	54,896
Smithfield Foods, Inc. (a)	20,217	445,381
Snyders-Lance, Inc.	8,426	217,812
Tootsie Roll Industries, Inc.	3,897	89,291
TreeHouse Foods, Inc. (a)	4,816	286,552
USANA Health Sciences, Inc. (a)	1,084	40,466
		5,948,471
Food Products — 0.3%
Green Mountain Coffee Roasters, Inc. (a)(b)	16,431	769,628

Common Stocks	Shares	Value
Food Products (concluded)
Post Holdings, Inc. (a)	4,662	$153,520
Sanderson Farms, Inc.	2,750	145,832
		1,068,980
Forestry & Paper — 0.2%
AbitibiBowater, Inc. (a)	9,700	138,516
Boise, Inc.	14,211	116,672
Buckeye Technologies, Inc.	5,217	177,222
Clearwater Paper Corp. (a)	3,088	102,552
Deltic Timber Corp.	1,704	107,846
Neenah Paper, Inc.	1,983	58,974
P.H. Glatfelter Co.	5,760	90,893
Verso Paper Corp. (a)	1,001	1,882
Wausau Paper Corp.	6,544	61,383
		855,940
Gas, Water & Multi-Utilities — 1.5%
American States Water Co.	2,636	95,265
American Water Works Co., Inc.	23,528	800,658
Aqua America, Inc.	18,835	419,832
Artesian Resources Corp., Class A	1,742	32,732
Atmos Energy Corp.	12,282	386,392
Avista Corp.	7,632	195,227
Cadiz, Inc. (a)	1,867	17,176
California Water Service Group	5,849	106,510
Chesapeake Utilities Corp.	1,502	61,762
Connecticut Water Service, Inc.	1,551	43,878
Delta Natural Gas Co., Inc.	912	34,656
Gas Natural, Inc.	2,052	23,885
Genie Energy Ltd.	2,815	27,221
The Laclede Group, Inc.	2,975	116,084
Middlesex Water Co.	2,608	49,265
National Fuel Gas Co.	10,482	504,394
New Jersey Resources Corp.	5,561	247,854
Northwest Natural Gas Co.	3,626	164,620
Piedmont Natural Gas Co.	9,577	297,557
PNM Resources, Inc.	10,416	190,613
Questar Corp.	24,095	464,070
RGC Resources, Inc.	1,426	26,238
SJW Corp.	1,923	46,383
South Jersey Industries, Inc.	3,993	199,810
Southwest Gas Corp.	6,109	261,099
UGI Corp.	15,609	425,345
Vectren Corp.	11,062	321,462
WGL Holdings, Inc.	6,864	279,365
		5,839,353
General Industrials — 1.0%
Actuant Corp., Class A	9,171	265,867
AEP Industries, Inc. (a)	665	23,149
AptarGroup, Inc.	8,254	452,072
Carlisle Cos., Inc.	8,179	408,296
Graphic Packaging Holding Co. (a)	16,912	93,354
Greif, Inc.	5,443	304,373
Harsco Corp.	10,729	251,702
Landec Corp. (a)	3,788	24,736
Multi-Color Corp.	1,898	42,724

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	9

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
General Industrials (concluded)
Myers Industries, Inc.	4,530	$66,817
Otter Tail Corp.	4,382	95,089
Packaging Corp. of America	13,321	394,168
Raven Industries, Inc.	2,438	148,742
Rock-Tenn Co., Class A	9,543	644,725
Silgan Holdings, Inc.	6,338	280,140
Sonoco Products Co.	13,418	445,478
Trimas Corp. (a)	3,629	81,253
UFP Technologies, Inc. (a)	768	14,938
		4,037,623
General Retailers — 4.5%
1-800-FLOWERS.COM, Inc., Class A (a)	3,476	10,532
Aaron’s, Inc.	9,585	248,251
Aéropostale, Inc. (a)	10,829	234,123
Amerco, Inc.	768	81,032
America’s Car-Mart Inc. (a)	1,318	57,966
American Eagle Outfitters, Inc.	26,334	452,681
American Public Education, Inc. (a)	2,475	94,050
Ancestry.com, Inc. (a)	4,024	91,506
ANN, Inc. (a)	6,995	200,337
Asbury Automotive Group, Inc. (a)	4,309	116,343
Ascena Retail Group, Inc. (a)	8,565	379,601
Autobytel, Inc. (a)	15,718	15,243
Barnes & Noble, Inc. (a)	5,521	73,153
Beacon Roofing Supply, Inc. (a)	6,168	158,888
bebe Stores, Inc.	5,163	47,654
Bidz.com, Inc. (a)	5,995	3,183
Big 5 Sporting Goods Corp.	2,515	19,718
Blue Nile, Inc. (a)(b)	1,842	60,749
Body Central Corp. (a)	1,797	52,149
The Bon-Ton Stores, Inc. (b)	1,879	17,362
Books-A-Million, Inc. (b)	2,632	8,422
Bridgepoint Education, Inc. (a)(b)	2,451	60,662
Brown Shoe Co., Inc.	5,606	51,743
The Buckle, Inc.	3,679	176,224
Build-A-Bear Workshop, Inc. (a)	2,088	10,962
Cabela’s, Inc., Class A (a)	6,574	250,798
Cache, Inc. (a)	1,918	13,426
Cambium Learning Group, Inc. (a)	2,677	7,094
Capella Education Co. (a)	1,718	61,762
Career Education Corp. (a)	8,084	65,157
Carriage Services, Inc.	2,107	15,908
Casual Male Retail Group, Inc. (a)	6,123	20,573
The Cato Corp., Class A	3,768	104,148
Charming Shoppes, Inc. (a)	14,310	84,429
Chemed Corp.	2,657	166,541
Chico’s FAS, Inc.	22,497	339,705
Christopher & Banks Corp.	4,700	8,742
Citi Trends, Inc. (a)	2,119	24,284
Clean Energy Fuels Corp. (a)(b)	6,984	148,620
Coldwater Creek, Inc. (a)	10,005	11,606
Collective Brands, Inc. (a)	8,291	163,001
Collectors Universe, Inc.	1,028	17,723
Conn’s, Inc. (a)	2,096	32,174
Copart, Inc. (a)	15,658	408,204

Common Stocks	Shares	Value
General Retailers (continued)
Corinthian Colleges, Inc. (a)	10,420	$43,139
Cost Plus, Inc. (a)	2,187	39,147
dELiA*s, Inc. (a)	7,412	10,377
Destination Maternity Corp.	1,867	34,670
Dick’s Sporting Goods, Inc.	12,192	586,191
Dollar General Corp. (a)	16,467	760,775
Dreams, Inc. (a)	5,545	16,081
DSW, Inc., Class A	3,353	183,644
Education Management Corp. (a)	3,496	47,860
The Finish Line, Inc., Class A	6,967	147,840
Francesca’s Holdings Corp. (a)	1,426	45,076
Fred’s, Inc.	4,655	68,010
Gaiam, Inc. (a)	2,881	11,466
Geeknet, Inc. (a)	785	11,351
Genesco, Inc. (a)	3,268	234,152
Grand Canyon Education, Inc. (a)	4,661	82,779
Group 1 Automotive, Inc.	3,047	171,150
Guess?, Inc.	8,625	269,531
Haverty Furniture Cos., Inc.	2,729	30,292
hhgregg, Inc. (a)(b)	2,914	33,161
Hibbett Sports, Inc. (a)	3,565	194,471
Hillenbrand, Inc.	8,454	194,019
Hot Topic, Inc.	5,595	56,789
HSN, Inc.	5,525	210,116
ITT Corp.	12,293	282,001
Jos. A. Bank Clothiers, Inc. (a)	3,682	185,610
K12, Inc. (a)	4,848	114,558
KAR Auction Services, Inc. (a)	4,151	67,288
Kirkland’s, Inc. (a)	2,230	36,081
Learning Tree International, Inc. (a)	1,675	10,017
Liquidity Services, Inc. (a)	3,089	138,387
Lithia Motors, Inc., Class A	2,933	76,845
Mac-Gray Corp.	1,882	28,475
MarineMax, Inc. (a)	3,258	26,813
Matthews International Corp., Class A	3,784	119,726
The Men’s Wearhouse, Inc.	6,910	267,901
Midas, Inc. (a)	1,999	22,949
Monro Muffler, Inc.	4,096	169,943
Navarre Corp. (a)	6,945	12,501
New York & Co. (a)	3,761	14,029
Office Depot, Inc. (a)	37,044	127,802
OfficeMax, Inc. (a)	11,449	65,488
OpenTable, Inc. (a)	3,231	130,759
Overstock.com, Inc. (a)	1,727	9,049
Pacific Sunwear of California, Inc. (a)	9,266	16,308
PC Mall, Inc. (a)	1,212	7,284
Penske Automotive Group, Inc.	5,859	144,307
The Pep Boys - Manny, Moe & Jack	8,584	128,073
PetSmart, Inc.	14,969	856,526
Pier 1 Imports, Inc. (a)	14,669	266,682
PriceSmart, Inc.	2,454	178,676
The Princeton Review, Inc. (a)	6,890	427
The Providence Service Corp. (a)	1,796	27,856

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	10

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
General Retailers (concluded)
RadioShack Corp.	13,289	$82,658
RealNetworks, Inc.	3,495	34,740
Regis Corp.	7,695	141,819
Rent-A-Center, Inc.	7,837	295,847
Rollins, Inc.	9,957	211,885
Rue21, Inc. (a)	2,152	63,140
Saks, Inc. (a)	15,050	174,730
Sally Beauty Holdings, Inc. (a)	18,931	469,489
Service Corp. International	30,569	344,207
Shoe Carnival, Inc. (a)	1,384	44,592
Shutterfly, Inc. (a)	4,147	129,926
Signet Jewelers Ltd.	11,585	547,739
Sonic Automotive, Inc.	4,710	84,356
Sotheby’s	8,993	353,785
Stage Stores, Inc.	4,146	67,331
Stamps.com, Inc. (a)	1,882	52,470
Standard Parking Corp. (a)	2,235	45,817
Stein Mart, Inc. (a)	3,683	24,308
Stewart Enterprises, Inc., Class A	10,748	65,240
Strayer Education, Inc.	1,604	151,225
Susser Holdings Corp. (a)	1,394	35,784
The Talbots, Inc. (a)	9,605	29,103
Teavana Holdings, Inc. (a)(b)	803	15,835
Titan Machinery, Inc. (a)	2,329	65,678
Tractor Supply Co.	9,597	869,104
Trans World Entertainment Corp. (a)	2,400	5,088
Tuesday Morning Corp. (a)	5,896	22,641
Ulta Salon Cosmetics & Fragrance, Inc.	6,639	616,697
ValueVision Media, Inc., Class A (a)	5,705	11,809
VCA Antech, Inc. (a)	11,473	266,288
Weight Watchers International, Inc. (b)	2,979	229,949
West Marine, Inc. (a)	2,113	25,314
The Wet Seal, Inc., Class A (a)	12,627	43,563
Williams-Sonoma, Inc.	12,648	474,047
Winmark Corp.	422	24,451
Zale Corp. (a)	3,468	10,716
Zumiez, Inc. (a)	2,880	103,997
		17,916,245
Health Care Equipment & Services — 4.6%
Abaxis, Inc. (a)	2,939	85,613
Abiomed, Inc. (a)	4,504	99,944
Acadia Healthcare Co., Inc. (a)	325	5,298
Accretive Health, Inc. (a)	6,249	124,793
Accuray, Inc. (a)	8,553	60,384
Addus HomeCare Corp. (a)	1,608	7,960
Air Methods Corp. (a)	1,541	134,452
Alere, Inc. (a)	11,641	302,782
Align Technology, Inc. (a)	8,172	225,139
Alliance Healthcare Services, Inc. (a)	5,367	8,051
Almost Family, Inc. (a)	1,191	30,978
Alphatec Holdings, Inc. (a)	8,088	19,169
Amedisys, Inc. (a)	3,923	56,727

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
American Caresource Holdings, Inc. (a)	8,261	$4,216
AMERIGROUP Corp. (a)(b)	6,436	433,014
Amsurg Corp. (a)	4,240	118,635
Analogic Corp.	1,635	110,428
AngioDynamics, Inc. (a)	3,495	42,814
Anika Therapeutics, Inc. (a)	1,849	23,186
Antares Pharma, Inc. (a)	12,856	41,525
Assisted Living Concepts, Inc.	2,777	46,126
AtriCure, Inc. (a)	1,424	14,169
Atrion Corp.	237	49,820
Bio-Rad Laboratories, Inc., Class A (a)	2,695	279,445
Bio-Reference Labs, Inc. (a)	3,326	78,194
Biolase Technology, Inc. (a)	3,911	10,600
Bioscript, Inc. (a)	7,913	53,729
Bovie Medical Corp. (a)	4,326	11,723
Brookdale Senior Living, Inc. (a)	13,507	252,851
Bruker BioSciences Corp. (a)	12,364	189,293
BSD Medical Corp. (a)(b)	3,756	7,737
Cantel Medical Corp.	3,018	75,722
Capital Senior Living Corp. (a)	3,876	35,814
Cardica, Inc. (a)	5,277	11,293
CardioNet, Inc. (a)	3,658	11,267
Cardiovascular Systems, Inc. (a)	1,908	17,649
Catalyst Health Solutions, Inc. (a)	5,843	372,374
Celsion Corp. (a)	4,083	7,758
Centene Corp. (a)	6,731	329,617
Cepheid, Inc. (a)	8,603	359,863
Chindex International, Inc. (a)	2,183	20,738
Community Health Systems, Inc. (a)	12,209	271,528
Conceptus, Inc. (a)	3,495	50,258
CONMED Corp.	3,741	111,744
The Cooper Cos., Inc.	6,306	515,263
Corvel Corp. (a)	1,043	41,605
Covance, Inc. (a)(b)	8,144	387,899
CryoLife, Inc. (a)	4,128	21,755
Cutera, Inc. (a)	2,304	19,699
Cyberonics, Inc. (a)	3,794	144,665
Cynosure, Inc., Class A (a)	1,267	22,629
Daxor Corp.	1,030	9,425
Delcath Systems, Inc. (a)(b)	6,740	21,164
DexCom, Inc. (a)	9,091	94,819
Dynacq Healthcare, Inc. (a)(b)	460	405
Echo Therapeutics, Inc. (a)(b)	5,151	10,560
Emeritus Corp. (a)	4,018	70,958
Endologix, Inc. (a)	7,139	104,586
The Ensign Group, Inc.	2,391	64,940
eResearch Technology, Inc. (a)	6,795	53,137
Escalon Medical Corp. (a)	1,399	1,413
Exactech, Inc. (a)	1,351	21,413
Five Star Quality Care, Inc. (a)	6,433	21,937
Fluidigm Corp. (a)	2,392	37,626
Fonar Corp. (a)	2,455	6,579
Gentiva Health Services, Inc. (a)(b)	4,042	35,327

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	11

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Haemonetics Corp. (a)	3,351	$233,498
Hanger Orthopedic Group, Inc. (a)	4,513	98,654
Hansen Medical, Inc. (a)	7,724	23,172
HCA Holdings, Inc.	22,240	550,218
Health Management Associates, Inc., Class A (a)	34,113	229,239
Health Net, Inc. (a)	11,137	442,362
Healthcare Services Group, Inc.	8,451	179,753
HealthStream, Inc. (a)	2,542	58,949
Healthways, Inc. (a)	4,489	33,039
Hill-Rom Holdings, Inc.	8,384	280,109
HMS Holdings Corp. (a)	11,436	356,918
Hologic, Inc. (a)	35,199	758,538
Hooper Holmes, Inc. (a)	9,589	6,616
ICU Medical, Inc. (a)	1,632	80,229
Idexx Laboratories, Inc. (a)	7,549	660,160
Insulet Corp. (a)	5,598	107,146
Integra LifeSciences Holdings Corp. (a)	2,714	94,149
Invacare Corp.	4,295	71,168
IPC The Hospitalist Co., Inc. (a)	2,258	83,343
IRIS International, Inc. (a)	2,554	34,505
Kensey Nash Corp.	1,251	36,604
Kindred Healthcare, Inc. (a)	6,932	59,892
LCA-Vision, Inc. (a)	2,927	18,382
LHC Group, Inc. (a)	2,223	41,192
LifePoint Hospitals, Inc. (a)	6,417	253,086
Magellan Health Services, Inc. (a)	3,805	185,722
MAKO Surgical Corp. (a)(b)	4,936	208,052
Masimo Corp. (a)	7,274	170,066
MedCath Corp.	3,087	24,264
Medical Action Industries, Inc. (a)	2,313	13,230
Mednax, Inc. (a)	6,577	489,131
Medtox Scientific, Inc. (a)	1,518	25,593
MELA Sciences, Inc. (a)	4,370	19,534
Meridian Bioscience, Inc.	5,509	106,764
Merit Medical Systems, Inc. (a)	5,702	70,819
Metropolitan Health Networks, Inc. (a)	5,527	51,788
Molina Healthcare, Inc. (a)	4,038	135,798
Nanosphere, Inc. (a)	5,636	11,272
National Healthcare Corp.	1,477	67,292
Natus Medical, Inc. (a)	3,994	47,648
Navidea Biopharmaceuticals, Inc. (a)	12,992	42,614
Neogen Corp. (a)	3,257	127,251
Neurometrix, Inc. (a)	655	485
NuVasive, Inc. (a)	5,684	95,719
NxStage Medical, Inc. (a)	6,603	127,240
Omnicell, Inc. (a)	4,540	69,053
OraSure Technologies, Inc. (a)	6,417	73,731
Orthofix International NV (a)	2,493	93,687
Owens & Minor, Inc.	8,454	257,086
Palomar Medical Technologies, Inc. (a)	2,610	24,377
Parexel International Corp. (a)	8,007	215,949

Common Stocks	Shares	Value
Health Care Equipment & Services (concluded)
PharMerica Corp. (a)	4,070	$50,590
PSS World Medical, Inc. (a)	6,827	172,996
Psychemedics Corp.	971	9,535
Quidel Corp. (a)	4,050	74,398
RadNet, Inc. (a)	4,638	14,749
ResMed, Inc. (a)	19,745	610,318
Retractable Technologies, Inc. (a)	1,898	2,543
Rochester Medical Corp. (a)	1,820	17,854
Rockwell Medical Technologies, Inc. (a)	2,896	27,396
RTI Biologics, Inc. (a)	7,930	29,341
Select Medical Holdings Corp. (a)	6,064	46,632
Sirona Dental Systems, Inc. (a)	7,483	385,674
Skilled Healthcare Group, Inc., Class A (a)	3,199	24,504
Solta Medical, Inc. (a)	7,262	22,004
Spectranetic Corp. (a)	4,650	48,360
SRI/Surgical Express, Inc. (a)	2,374	8,903
Staar Surgical Co. (a)	3,731	40,407
Stereotaxis, Inc. (a)	9,802	6,371
Steris Corp.	7,004	221,466
Sun Healthcare Group, Inc. (a)	3,237	22,141
Sunrise Senior Living, Inc. (a)	7,233	45,713
SurModics, Inc. (a)	2,228	34,244
Symmetry Medical, Inc. (a)	4,954	35,025
Synergetics USA, Inc. (a)	3,470	22,555
Team Health Holdings, Inc. (a)	3,924	80,677
Teleflex, Inc.	5,457	333,696
Theragenics Corp. (a)	7,398	13,612
ThermoGenesis Corp. (a)	5,823	5,182
Thoratec Corp. (a)	7,993	269,444
Trans1, Inc. (a)	4,020	14,753
Transcend Services, Inc. (a)	1,514	44,436
Triple-S Management Corp. (a)	2,772	64,033
ULURU, Inc. (a)	26	7
Unilife Corp. (a)	9,624	39,073
Universal American Corp.	4,809	51,841
Universal Health Services, Inc., Class B	12,227	512,434
Urologix, Inc. (a)	6,008	7,690
Uroplasty, Inc. (a)	2,681	8,070
US Physical Therapy, Inc.	1,743	40,176
Utah Medical Products, Inc.	868	26,995
Vanguard Health Systems, Inc. (a)	5,398	53,224
Vascular Solutions, Inc. (a)	2,430	26,220
Vision-Sciences, Inc. (a)	5,004	8,507
WellCare Health Plans, Inc. (a)	5,723	411,369
West Pharmaceutical Services, Inc.	4,467	189,982
Wright Medical Group, Inc. (a)	5,321	102,802
Young Innovations, Inc.	723	22,355
Zoll Medical Corp. (a)	2,966	274,741
		18,432,348
Health Care Equipment & Supplies — 0.1%
ArthroCare Corp. (a)	3,706	99,506
GenMark Diagnostics, Inc. (a)	1,885	7,634

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	12

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
Volcano Corp. (a)	7,071	$200,463
		307,603
Health Care Providers & Services — 0.4%
HealthSouth Corp. (a)	12,734	260,792
Henry Schein, Inc. (a)	12,116	916,939
Lincare Holdings, Inc.	11,906	308,127
MModal, Inc. (a)	4,968	52,413
		1,538,271
Health Care Technology — 0.0%
ePocrates, Inc. (a)	2,140	18,361
Hotels, Restaurants & Leisure — 0.8%
Caribou Coffee Co., Inc. (a)	2,873	53,553
Las Vegas Sands Corp.	52,791	3,039,178
		3,092,731
Household Durables — 0.0%
Skullcandy, Inc. (a)	935	14,801
Household Goods & Home Construction — 2.0%
American Greetings Corp., Class A	5,022	77,037
AT Cross Co. (a)	1,031	12,413
Bassett Furniture Industries, Inc.	1,804	16,597
Beazer Homes USA, Inc. (a)	12,272	39,884
Blount International, Inc. (a)	6,591	109,938
Blyth, Inc.	758	56,721
Briggs & Stratton Corp.	6,661	119,432
Brookfield Residential Properties, Inc. (a)	4,346	45,981
Cavco Industries, Inc. (a)	887	41,316
Central Garden & Pet Co., Class A (a)	6,881	66,264
Church & Dwight Co., Inc.	19,266	947,695
Compx International, Inc.	1,337	18,598
Comstock Homebuilding Cos., Inc., Class A (a)	4,243	7,680
Dixie Group, Inc. (a)	2,471	9,884
Energizer Holdings, Inc. (a)	8,801	652,858
Ethan Allen Interiors, Inc.	3,626	91,810
Flexsteel Industries, Inc.	913	16,525
Forward Industries, Inc. (a)	2,823	6,691
Furniture Brands International, Inc. (a)	6,084	10,221
Herman Miller, Inc.	7,788	178,812
HNI Corp.	4,950	137,362
Hooker Furniture Corp.	1,700	23,205
Hovnanian Enterprises, Inc., Class A (a)(b)	8,753	21,445
Interface, Inc., Class A	7,584	105,797
iRobot Corp. (a)	3,639	99,199
Jarden Corp.	10,741	432,110
KB Home	8,922	79,406
Kid Brands, Inc. (a)	3,550	9,585
Knoll, Inc.	6,388	106,296
L.S. Starrett Co., Class A	700	9,065
La-Z-Boy, Inc. (a)	6,952	104,002

Common Stocks	Shares	Value
Household Goods & Home Construction (concluded)
Libbey, Inc. (a)	2,775	$35,908
Lifetime Brands, Inc.	1,440	16,186
M/I Homes, Inc. (a)	2,549	31,506
MDC Holdings, Inc.	4,879	125,829
Meritage Homes Corp. (a)	3,565	96,469
Middleby Corp. (a)	2,510	253,962
Mohawk Industries, Inc. (a)	7,407	492,640
National Presto Industries, Inc.	666	50,523
NVR, Inc. (a)	672	488,094
Oil-Dri Corp. of America	1,154	24,569
Ryland Group, Inc.	5,904	113,829
The Scotts Miracle-Gro Co.	5,528	299,396
Sealy Corp. (a)(b)	6,307	12,740
Select Comfort Corp. (a)	7,448	241,241
Skyline Corp.	880	6,732
Spectrum Brands Holdings, Inc. (a)	3,409	119,179
Standard-Pacific Corp. (a)	14,414	64,286
Stanley Furniture Co., Inc. (a)	3,010	14,418
Steelcase, Inc., Class A	11,225	107,760
Summer Infant, Inc. (a)	1,416	8,496
Tempur-Pedic International, Inc. (a)	8,577	724,156
Toll Brothers, Inc. (a)	19,909	477,617
Tupperware Corp.	7,742	491,617
Virco Manufacturing Corp.	2,505	5,135
WD-40 Co.	2,145	97,276
		8,053,393
Industrial Engineering — 2.8%
Accuride Corp. (a)	5,917	51,419
Alamo Group, Inc.	1,237	37,184
Albany International Corp., Class A	3,489	80,073
American Railcar Industries, Inc. (a)	1,241	29,176
Astec Industries, Inc. (a)	2,482	90,543
The Babcock & Wilcox Co. (a)	15,671	403,528
Broadwind Energy, Inc. (a)	10,745	5,051
Cascade Corp.	1,156	57,939
Ceco Environmental Corp.	1,341	10,393
Chicago Rivet & Machine Co.	352	6,973
CIRCOR International, Inc.	2,325	77,353
Clarcor, Inc.	6,720	329,885
Colfax Corp. (a)	6,088	214,541
Columbus McKinnon Corp. (a)	2,620	42,680
Commercial Vehicle Group, Inc. (a)	3,418	41,734
Crane Co.	6,798	329,703
Donaldson Co., Inc.	18,532	662,148
Douglas Dynamics, Inc.	3,210	44,138
Dynamic Materials Corp.	1,837	38,779
The Eastern Co.	1,078	21,560
Energy Recovery, Inc. (a)	6,284	14,453
EnPro Industries, Inc. (a)(b)	2,775	114,053
Federal Signal Corp. (a)	8,538	47,471
Flow International Corp. (a)	6,612	26,580
Franklin Electric Co., Inc.	2,598	127,484
Freightcar America, Inc.	1,642	36,929
Gardner Denver, Inc.	6,797	428,347
GATX Corp.	6,217	250,545

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	13

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrial Engineering (concluded)
The Gorman-Rupp Co.	2,429	$70,878
Graco, Inc.	8,178	433,925
Graham Corp.	1,384	30,296
Greenbrier Cos., Inc. (a)	3,356	66,415
H&E Equipment Services, Inc. (a)	4,069	76,986
Hardinge, Inc.	1,772	16,763
Hurco Cos., Inc. (a)	928	26,216
IDEX Corp.	11,141	469,370
John Bean Technologies Corp.	3,875	62,775
Kadant, Inc. (a)	1,632	38,874
Kaydon Corp.	4,291	109,463
Kennametal, Inc.	10,643	473,933
Key Technology, Inc. (a)	1,079	14,264
Kimball International, Inc., Class B	3,810	26,327
Lincoln Electric Holdings, Inc.	11,275	510,983
Lindsay Corp.	1,682	111,466
Lydall, Inc. (a)	2,458	25,047
Manitex International, Inc. (a)	2,262	16,581
Manitowoc Co.	17,549	243,229
Materion Corp. (a)	2,807	80,645
Meritor, Inc. (a)	12,470	100,633
Met-Pro Corp.	2,279	24,066
MFRI, Inc. (a)	1,400	10,500
Miller Industries, Inc.	1,520	25,718
Mine Safety Appliances Co.	4,265	175,206
Mueller Industries, Inc.	5,082	230,977
NACCO Industries, Inc., Class A	727	84,601
NN, Inc. (a)	2,281	18,613
Nordson Corp.	7,949	433,300
Oshkosh Corp. (a)	12,026	278,642
Pentair, Inc.	13,173	627,167
PMFG, Inc. (a)	2,787	41,833
Robbins & Myers, Inc.	5,109	265,923
Sauer-Danfoss, Inc.	1,435	67,445
Spartan Motors, Inc.	4,415	23,355
Standex International Corp.	1,694	69,776
Sun Hydraulics, Inc.	2,718	71,103
Sypris Solutions, Inc.	2,382	9,647
Tecumseh Products Co., Class A (a)	2,664	10,709
Tennant Co.	2,271	99,924
Timken Co.	10,536	534,597
Toro Co.	3,951	280,956
Trinity Industries, Inc.	10,607	349,501
Twin Disc, Inc.	1,243	32,430
Westinghouse Air Brake Technologies Corp.	6,476	488,096
Williams Controls, Inc.	940	10,302
Woodward, Inc.	7,714	330,391
		11,220,509
Industrial Metals & Mining — 0.6%
AK Steel Holding Corp.	14,617	110,505
Ampco-Pittsburgh Corp.	1,202	24,196
Carpenter Technology Corp.	5,910	308,679
Century Aluminum Co. (a)	8,427	74,832
Cold Metal Products, Inc. (a)	1,400	—
Commercial Metals Co.	15,480	229,414

Common Stocks	Shares	Value
Industrial Metals & Mining (concluded)
Friedman Industries, Inc.	1,328	$14,475
Handy & Harman Ltd. (a)	989	14,281
Haynes International, Inc.	1,651	104,591
Horsehead Holding Corp. (a)	5,905	67,258
Kaiser Aluminum Corp.	2,262	106,902
Metals USA Holdings Corp. (a)	1,861	26,817
Noranda Aluminum Holding Corp.	3,358	33,479
Olympic Steel, Inc.	1,358	32,592
Reliance Steel & Aluminum Co.	9,963	562,710
RTI International Metals, Inc. (a)(b)	4,083	94,154
Steel Dynamics, Inc.	29,324	426,371
Synalloy Corp.	997	13,101
TMS International Corp. (a)	1,448	17,521
Universal Stainless & Alloy Products, Inc. (a)	952	40,669
Uranium Energy Corp. (a)	10,314	40,225
Uranium Resources, Inc. (a)(b)	20,307	18,477
USEC, Inc. (a)(b)	16,407	17,391
Worthington Industries, Inc.	7,188	137,866
		2,516,506
Industrial Transportation — 1.7%
Air Lease Corp. (a)	9,747	234,610
Air Transport Services Group, Inc. (a)	7,478	43,298
Aircastle Ltd.	6,291	77,002
Alexander & Baldwin, Inc.	5,518	267,347
Arkansas Best Corp.	3,385	63,672
Baltic Trading Ltd.	3,031	12,579
CAI International, Inc. (a)	1,765	32,088
Celadon Group, Inc.	3,122	48,547
Con-way, Inc.	7,358	239,944
Covenant Transport Group, Inc., Class A (a)	1,992	6,374
DHT Holdings, Inc.	9,030	8,669
Eagle Bulk Shipping, Inc. (a)(b)	8,764	17,002
Echo Global Logistics, Inc. (a)	2,099	33,794
Forward Air Corp.	3,863	141,656
Frozen Food Express Industries, Inc. (a)	3,928	4,792
Genco Shipping & Trading Ltd. (a)	5,201	33,078
Genesee & Wyoming, Inc., Class A (a)	5,315	290,093
Heartland Express, Inc.	7,155	103,461
HUB Group, Inc., Class A (a)	5,080	183,032
International Shipholding Corp.	1,032	23,829
J.B. Hunt Transport Services, Inc.	13,025	708,169
Kansas City Southern (a)	14,736	1,056,424
Kirby Corp. (a)	7,508	493,951
Knight Transportation, Inc.	7,628	134,711
Landstar System, Inc.	6,314	364,444
Marten Transport Ltd.	2,180	48,113
Old Dominion Freight Line, Inc. (a)	7,324	349,135
Overseas Shipholding Group, Inc.	3,692	46,630
P.A.M. Transportation Services, Inc.	847	9,478
Pacer International, Inc. (a)	4,839	30,582

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	14

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrial Transportation (concluded)
Patriot Transportation Holding, Inc. (a)	1,232	$28,693
PHH Corp. (a)	7,580	117,263
Quality Distribution, Inc. (a)	2,636	36,324
Railamerica, Inc. (a)	2,904	62,320
Rand Logistics, Inc. (a)	1,088	9,161
Roadrunner Transportation Systems, Inc. (a)	1,450	25,158
Saia, Inc. (a)	2,185	37,167
Ship Finance International Ltd.	5,774	88,342
SMF Energy Corp.	4,006	4,687
Swift Transportation Co. (a)	10,007	115,481
TAL International Group, Inc.	3,488	128,044
Teekay Corp.	5,381	186,990
Textainer Group Holdings Ltd.	2,422	82,106
Universal Truckload Services, Inc.	901	13,569
USA Truck, Inc. (a)	1,407	10,904
UTI Worldwide, Inc.	13,615	234,586
Werner Enterprises, Inc.	6,882	171,087
Wesco Aircraft Holdings, Inc. (a)	2,855	46,251
Willis Lease Finance Corp. (a)	1,120	14,571
World Fuel Services Corp.	9,684	397,044
XPO Logistics, Inc. (a)	1,177	19,774
YRC Worldwide, Inc. (a)	563	3,733
		6,939,759
Insurance — 0.7%
American Financial Group, Inc.	11,628	448,608
Arch Capital Group Ltd. (a)	17,718	659,819
PartnerRe Ltd.	9,013	611,893
Protective Life Corp.	10,892	322,621
Reinsurance Group of America, Inc.	9,792	582,330
United Fire Group, Inc.	3,007	53,795
		2,679,066
Internet Software & Services — 0.3%
Cornerstone OnDemand, Inc. (a)	3,810	83,210
DealerTrack Holdings, Inc. (a)	5,580	168,851
Internet Patents Corp.	937	3,083
Inuvo, Inc. (a)	5,901	4,544
NIC, Inc.	8,956	108,636
Rackspace Hosting, Inc. (a)	14,544	840,498
		1,208,822
IT Services — 0.4%
Alliance Data Systems Corp. (a)	6,727	847,333
ExlService Holdings, Inc. (a)	3,286	90,168
Global Cash Access, Inc. (a)	5,824	45,427
Higher One Holdings, Inc. (a)(b)	4,629	69,204
VeriFone Systems, Inc. (a)	14,250	739,147
		1,791,279
Leisure Equipment & Products — 0.2%
Brunswick Corp.	11,850	305,137
Polaris Industries, Inc.	8,733	630,086
		935,223

Common Stocks	Shares	Value
Leisure Goods — 0.3%
Arctic Cat, Inc. (a)	1,640	$70,241
Black Diamond, Inc. (a)	2,230	20,650
Callaway Golf Co.	8,789	59,414
Drew Industries, Inc. (a)	2,560	69,914
DTS, Inc. (a)	2,281	68,932
Emerson Radio Corp. (a)	4,864	9,777
Escalade, Inc.	1,740	10,301
Glu Mobile, Inc. (a)	7,170	34,774
Jakks Pacific, Inc.	3,608	62,960
Koss Corp.	1,133	6,130
Leapfrog Enterprises, Inc. (a)	6,368	53,236
Majesco Entertainment Co. (a)	5,255	12,980
Marine Products Corp.	1,997	11,882
Meade Instruments Corp. (a)	433	1,689
Nautilus, Inc. (a)	5,484	15,355
Pool Corp.	6,515	243,791
RealD, Inc. (a)	5,441	73,453
Steinway Musical Instruments, Inc. (a)	1,110	27,750
Take-Two Interactive Software, Inc. (a)	12,102	186,189
Thor Industries, Inc.	6,149	194,062
THQ, Inc. (a)	12,179	6,820
Universal Electronics, Inc. (a)	2,107	42,098
Winnebago Industries, Inc. (a)	3,874	37,965
		1,320,363
Life Insurance — 0.4%
American Equity Investment Life Holding Co.	7,737	98,801
American Independence Corp. (a)	313	1,346
Amerisafe, Inc. (a)	2,646	65,462
Atlantic American Corp.	1,107	3,188
Citizens, Inc. (a)	5,272	52,087
CNO Financial Group, Inc. (a)	28,940	225,153
Delphi Financial Group, Inc., Class A	6,263	280,395
eHealth, Inc. (a)	2,881	46,989
Employers Holdings, Inc.	4,737	83,892
FBL Financial Group, Inc., Class A	1,644	55,403
Independence Holding Co.	982	9,781
Kansas City Life Insurance Co.	407	13,105
National Western Life Insurance Co., Class A	257	35,176
The Phoenix Cos., Inc. (a)	14,095	34,533
Presidential Life Corp.	2,660	30,404
Primerica, Inc.	5,545	139,789
Stancorp Financial Group, Inc.	5,813	237,984
Symetra Financial Corp.	9,890	114,032
		1,527,520
Machinery — 0.6%
AGCO Corp. (a)(c)	12,935	610,661
Altra Holdings, Inc. (a)	3,571	68,563
Chart Industries, Inc. (a)	3,931	288,260
Navistar International Corp. (a)	9,238	373,677
SPX Corp.	6,820	528,755

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	15

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Terex Corp. (a)	14,641	$329,423
Titan International, Inc.	5,636	133,292
Wabash National Corp. (a)	9,121	94,402
		2,427,033
Media — 3.3%
Acxiom Corp. (a)	10,473	153,744
AH Belo Corp.	2,700	13,203
AMC Networks, Inc., Class A (a)	7,902	352,666
Arbitron, Inc.	3,686	136,308
Ascent Capital Group, Inc., Class A (a)	1,966	92,972
Avid Technology, Inc. (a)	3,956	43,516
Bankrate, Inc. (a)	6,015	148,871
Beasley Broadcasting Group, Inc., Class A (a)	1,665	7,160
Belo Corp., Class A	12,235	87,725
Charter Communications, Inc. (a)	5,014	318,138
Clear Channel Outdoor Holdings, Inc., Class A (a)	5,342	42,629
ComScore, Inc. (a)	4,539	97,089
Constant Contact, Inc. (a)	4,023	119,845
Courier Corp.	1,599	18,548
Crown Media Holdings, Inc., Class A (a)	4,523	7,192
CSS Industries, Inc.	1,288	25,065
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	7,122	24,856
Demand Media, Inc. (a)	4,181	30,312
Dex One Corp. (a)(b)	7,319	10,393
Digital Generation, Inc. (a)	3,375	34,459
DISH Network Corp., Class A	27,917	919,307
Dolby Laboratories, Inc., Class A (a)	6,706	255,230
DreamWorks Animation SKG, Inc., Class A (a)	9,025	166,511
Emmis Communications Corp., Class A (a)	9,367	7,681
Entercom Communications Corp. (a)	3,372	21,884
Entravision Communications Corp., Class A	7,479	12,789
EW Scripps Co. (a)	4,266	42,105
Factset Research Systems, Inc.	5,570	551,653
Fisher Communications, Inc. (a)	769	23,624
Gray Television, Inc. (a)	7,124	13,464
Groupon, Inc. (a)(b)	5,236	96,238
Harte-Hanks, Inc.	6,055	54,798
Hollywood Media Corp. (a)	10,217	10,932
IHS, Inc., Class A (a)	6,433	602,450
John Wiley & Sons, Inc., Class A	7,046	335,319
Journal Communications, Inc., Class A (a)	5,439	30,622
Knology, Inc. (a)	4,525	82,355
Lamar Advertising Co., Class A (a)	7,783	252,247
Liberty Global, Inc. (a)	34,664	1,735,973
Liberty Interactive Corp., Class A (a)	80,627	1,539,169

Common Stocks	Shares	Value
Media (concluded)
Liberty Media Corp. - Liberty Capital (a)	15,363	$1,354,248
Lin TV Corp., Class A (a)	4,327	17,524
Live Nation Entertainment, Inc. (a)	21,506	202,156
Local.com Corp. (a)	4,961	12,750
LodgeNet Interactive Corp. (a)(b)	3,237	11,330
Marchex, Inc., Class B	3,506	15,637
Martha Stewart Living Omnimedia, Inc., Class A	3,881	14,787
McClatchy Co., Class A (a)	6,806	19,669
Media General, Inc., Class A (a)(b)	2,100	10,794
Meredith Corp. (b)	4,826	156,652
Morningstar, Inc.	3,520	221,936
National CineMedia, Inc.	7,509	114,888
New Frontier Media, Inc. (a)	7,727	11,977
The New York Times Co., Class A (a)	17,310	117,535
Nexstar Broadcasting Group, Inc., Class A (a)	1,554	12,914
Nielsen Holdings NV (a)	9,548	287,777
Outdoor Channel Holdings, Inc.	1,898	13,874
Pandora Media, Inc. (a)(b)	8,416	85,927
PDI, Inc. (a)	1,936	12,913
QuinStreet, Inc. (a)	3,203	33,599
Radio One, Inc., Class D (a)	7,441	7,219
Saga Communications, Inc. (a)	422	15,108
Salem Communications Corp., Class A	2,056	9,684
Schawk, Inc.	1,413	17,677
Scholastic Corp.	3,238	114,237
Sinclair Broadcast Group, Inc., Class A	6,554	72,487
Sirius XM Radio, Inc. (a)	503,013	1,161,960
Spanish Broadcasting System, Inc. (a)	654	4,415
SPAR Group, Inc. (a)	1,400	1,890
SuperMedia, Inc. (a)	3,079	7,359
TechTarget, Inc. (a)	2,765	19,161
TheStreet.com, Inc.	7,238	15,996
Valassis Communications, Inc. (a)	5,995	137,885
Value Line, Inc.	420	5,158
ValueClick, Inc. (a)	11,203	221,147
WebMD Health Corp., Class A (a)(b)	6,849	175,197
WebMediaBrands, Inc. (a)	10,094	10,498
XO Group, Inc. (a)	4,337	40,724
		13,285,731
Metals & Mining — 0.2%
Globe Specialty Metals, Inc.	7,138	106,142
McEwen Mining, Inc. (a)	23,001	102,124
Southern Copper Corp.	22,983	728,791
		937,057
Mining — 0.8%
Allied Nevada Gold Corp. (a)	11,300	367,589
AMCOL International Corp.	3,600	106,164

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	16

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Mining (concluded)
Cloud Peak Energy, Inc. (a)	8,285	$131,980
Coeur d’Alene Mines Corp. (a)	12,259	291,029
Compass Minerals International, Inc.	4,425	317,449
General Moly, Inc. (a)	9,225	30,904
Golden Minerals Co. (a)	4,339	36,578
Hecla Mining Co.	38,525	177,985
Molycorp, Inc. (a)(b)	8,197	277,304
Patriot Coal Corp. (a)	12,295	76,721
Royal Gold, Inc.	8,103	528,478
Solitario Exploration & Royalty Corp. (a)	7,850	10,833
Stillwater Mining Co. (a)	15,479	195,655
SunCoke Energy, Inc. (a)	9,455	134,356
Timberline Resources Corp. (a)(b)	15,011	7,656
Vista Gold Corp. (a)	11,525	36,188
Walter Industries, Inc.	8,378	496,061
Westmoreland Coal Co. (a)	1,529	17,079
		3,240,009
Mobile Telecommunications — 0.3%
Atlantic Tele-Network, Inc.	1,433	52,104
Globalstar, Inc. (a)	15,196	10,637
Iridium Communications, Inc. (a)	6,811	59,664
Leap Wireless International, Inc. (a)	7,922	69,159
NTELOS Holdings Corp.	2,337	48,376
ORBCOMM, Inc. (a)	6,188	23,824
SBA Communications Corp., Class A (a)	14,852	754,630
Shenandoah Telecom Co.	3,409	38,010
U.S. Cellular Corp. (a)(b)	2,229	91,233
USA Mobility, Inc.	3,409	47,488
		1,195,125
Total Multiline Retail — 0.1%
Dillard’s, Inc., Class A	4,497	283,401
Nonlife Insurance — 2.8%
21st Century Holding Co. (a)	3,597	15,971
Affirmative Insurance Holdings, Inc. (a)	3,097	1,641
Alleghany Corp. (a)(b)	2,175	715,792
Allied World Assurance Co. Holdings AG	5,050	346,783
American National Insurance Co.	1,840	133,437
American Safety Insurance Holdings Ltd. (a)	1,595	30,066
AmTrust Financial Services, Inc.	3,218	86,500
Argo Group International Holdings Ltd.	4,208	125,693
Arthur J. Gallagher & Co.	15,217	543,856
Aspen Insurance Holdings Ltd.	9,468	264,536
Assured Guaranty Ltd.	22,230	367,240
Axis Capital Holdings Ltd.	17,266	572,713
Baldwin & Lyons, Inc., Class B	1,625	36,368
Brown & Brown, Inc.	15,721	373,845

Common Stocks	Shares	Value
Nonlife Insurance (concluded)
CNA Financial Corp.	3,868	$113,448
Donegal Group, Inc., Class A	1,708	23,348
Eastern Insurance Holdings, Inc.	1,582	23,097
EMC Insurance Group, Inc.	901	18,101
Endurance Specialty Holdings Ltd.	5,418	220,296
Enstar Group Ltd. (a)	1,361	134,725
Erie Indemnity Co., Class A	3,672	286,196
Everest Re Group Ltd.	5,932	548,829
First Acceptance Corp. (a)	1,327	1,845
First American Financial Corp.	14,156	235,414
Flagstone Reinsurance Holdings SA	7,562	59,513
Global Indemnity Plc (a)	2,075	40,442
Greenlight Capital Re Ltd. (a)	4,205	103,569
The Hanover Insurance Group, Inc.	6,070	249,598
Harleysville Group, Inc.	1,631	94,109
HCC Insurance Holdings, Inc.	14,316	446,230
Hilltop Holdings, Inc. (a)	6,098	51,162
Horace Mann Educators Corp.	5,277	92,981
Infinity Property & Casualty Corp.	1,631	85,350
Kemper Corp.	5,843	176,926
Life Partners Holdings, Inc.	2,288	9,312
Maiden Holdings Ltd.	8,764	78,876
Markel Corp. (a)	1,318	591,703
MBIA, Inc. (a)	20,549	201,380
Meadowbrook Insurance Group, Inc.	7,140	66,616
Mercury General Corp.	3,629	158,732
Montpelier Re Holdings Ltd.	8,306	160,472
National Interstate Corp.	1,058	27,064
National Security Group, Inc.	120	1,043
Navigators Group, Inc. (a)	1,654	78,135
Old Republic International Corp.	32,896	347,053
OneBeacon Insurance Group Ltd.	3,180	49,004
Platinum Underwriters Holdings Ltd.	4,992	182,208
ProAssurance Corp.	3,937	346,889
RenaissanceRe Holdings Ltd.	6,920	524,052
RLI Corp.	2,434	174,372
Safety Insurance Group, Inc.	2,044	85,112
SeaBright Holdings, Inc.	3,366	30,597
Selective Insurance Group, Inc.	7,267	127,972
State Auto Financial Corp.	2,076	30,330
Tower Group, Inc.	4,928	110,535
Unico American Corp. (a)	1,121	12,555
Universal Insurance Holdings, Inc.	4,307	16,754
Validus Holdings Ltd.	9,520	294,644
W.R. Berkley Corp.	15,108	545,701
White Mountains Insurance Group, Inc.	795	398,867
		11,269,598
Oil & Gas Equipment & Services — 0.0%
Exterran Holdings, Inc. (a)(b)	8,546	112,722
Oil & Gas Exploration & Production — 0.3%
Carrizo Oil & Gas, Inc. (a)	4,756	134,405

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	17

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil & Gas Exploration & Production (concluded)
Cimarex Energy Co.	11,500	$867,905
EXCO Resources, Inc.	20,534	136,140
Forest Oil Corp. (a)(b)	15,256	184,903
		1,323,353
Oil & Gas Producers — 2.3%
Abraxas Petroleum Corp. (a)	12,716	39,674
Adams Resources & Energy, Inc.	422	24,130
Alon USA Energy, Inc.	2,109	19,086
Apco Oil and Gas International, Inc.	1,288	87,803
Approach Resources, Inc. (a)	2,782	102,795
ATP Oil & Gas Corp. (a)(b)	5,982	43,968
Barnwell Industries, Inc. (a)	1,930	6,234
Bill Barrett Corp. (a)	5,827	151,560
BPZ Resources, Inc. (a)	15,183	61,188
Brenham Oil+Gas Corp. (a)	5,673	284
Callon Petroleum Co. (a)	5,471	34,413
Clayton Williams Energy, Inc. (a)	1,212	96,281
Cobalt International Energy, Inc. (a)	25,212	757,116
Comstock Resources, Inc. (a)	6,468	102,388
Concho Resources, Inc. (a)	13,942	1,423,199
Contango Oil & Gas Co. (a)	1,841	108,453
CREDO Petroleum Corp. (a)	1,642	16,781
CVR Energy, Inc. (a)	11,730	313,778
Delek US Holdings, Inc.	2,269	35,192
Double Eagle Pete & Mining Co. (a)	1,884	11,304
Endeavour International Corp. (a)	5,168	61,241
Energy Partners Ltd. (a)	3,914	65,012
Evolution Petroleum Corp. (a)	2,936	27,305
FX Energy, Inc. (a)	7,352	39,995
Gasco Energy, Inc. (a)	5,700	1,523
Gastar Exploration Ltd. (a)	8,271	24,730
GeoMet, Inc. (a)	7,532	5,046
GeoPetro Resources Co. (a)	9,626	1,973
GeoResources, Inc. (a)	2,943	96,354
GMX Resources, Inc. (a)	8,292	10,531
Goodrich Petroleum Corp. (a)	3,805	72,371
Gulfport Energy Corp. (a)	5,643	164,324
Harvest Natural Resources, Inc. (a)	4,839	34,260
Houston American Energy Corp. (a)	2,579	13,462
Hyperdynamics Corp. (a)(b)	19,302	24,900
Isramco, Inc. (a)	135	11,794
Magellan Petroleum Corp. (a)	8,484	10,860
Miller Energy Resources, Inc. (a)	4,588	19,361
Northern Oil and Gas, Inc. (a)	8,561	177,555
Oasis Petroleum, Inc. (a)	9,471	291,991
Panhandle Oil & Gas, Inc.	1,224	36,084
Penn Virginia Corp.	6,206	28,237
Petroleum Development Corp. (a)	3,172	117,650
Petroquest Energy, Inc. (a)	8,268	50,766
Plains Exploration & Production Co. (a)	18,949	808,175
PostRock Energy Corp. (a)	1,910	5,921
Quicksilver Resources, Inc. (a)	16,252	81,910
Resolute Energy Corp. (a)	7,182	81,731
Rex Energy Corp. (a)	5,846	62,435
Rosetta Resources, Inc. (a)	7,144	348,341

Common Stocks	Shares	Value
Oil & Gas Producers (concluded)
SM Energy Co.	8,566	$606,216
Stone Energy Corp. (a)	6,603	188,780
Syntroleum Corp. (a)	11,960	11,541
Targa Resources, Inc.	4,373	198,753
Tri-Valley Corp. (a)	9,954	1,682
Ultra Petroleum Corp. (a)(b)	20,380	461,199
US Energy Corp. - Wyoming (a)	3,515	11,107
Vaalco Energy, Inc. (a)	7,792	73,634
Venoco, Inc. (a)	4,287	46,471
Voyager Oil & Gas, Inc. (a)	8,016	19,479
W&T Offshore, Inc.	4,840	102,027
Warren Resources, Inc. (a)	9,939	32,401
Western Refining, Inc.	7,552	142,129
Whiting Petroleum Corp. (a)	15,726	853,922
Zion Oil & Gas, Inc. (a)	4,687	12,374
		8,973,180
Oil Equipment, Services & Distribution — 2.0%
Atwood Oceanics, Inc. (a)(b)	7,579	340,221
Basic Energy Services, Inc. (a)	3,925	68,099
Bolt Technology Corp.	1,419	21,995
Bristow Group, Inc.	4,618	220,417
C&J Energy Services, Inc. (a)(b)	6,044	107,523
Cal Dive International, Inc. (a)	12,779	42,171
CARBO Ceramics, Inc. (b)	2,702	284,926
Crosstex Energy, Inc.	6,597	93,282
Dawson Geophysical Co. (a)	1,092	37,510
DHT Holdings Inc.	36	3,744
Flotek Industries, Inc. (a)	6,766	81,327
Forbes Energy Services Ltd. (a)	1,499	9,249
Geokinetics, Inc. (a)	3,468	6,104
Global Geophysical Services, Inc. (a)	3,029	32,138
Gulf Island Fabrication, Inc.	1,679	49,144
Gulfmark Offshore, Inc., Class A (a)	3,555	163,388
Helix Energy Solutions Group, Inc. (a)	13,459	239,570
Hercules Offshore, Inc. (a)	18,463	87,330
ION Geophysical Corp. (a)	15,924	102,710
Key Energy Services, Inc. (a)	20,148	311,287
Kinder Morgan, Inc. (b)	20,163	779,300
Lufkin Industries, Inc.	4,056	327,116
Matrix Service Co. (a)	3,490	48,895
McDermott International, Inc. (a)	31,168	399,262
Mitcham Industries, Inc. (a)	1,728	38,811
Natural Gas Services Group, Inc. (a)	1,776	23,443
Oceaneering International, Inc.	14,542	783,668
OGE Energy Corp.	13,111	701,438
Oil States International, Inc. (a)	6,873	536,506
OYO Geospace Corp. (a)	691	72,783
Parker Drilling Co. (a)	15,591	93,078
Patterson-UTI Energy, Inc.	20,664	357,281
PHI, Inc. (a)	1,975	45,721
Pioneer Drilling Co. (a)	8,275	72,820
RPC, Inc. (b)	9,840	104,397
SEACOR Holdings, Inc. (a)	2,862	274,122

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	18

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil Equipment, Services & Distribution (concluded)
SemGroup Corp. (a)	5,151	$150,100
Tetra Technologies, Inc. (a)	10,217	96,244
TGC Industries, Inc. (a)	2,091	20,743
Tidewater, Inc.	6,918	373,710
Union Drilling, Inc. (a)	1,918	10,664
Unit Corp. (a)	6,468	276,572
Willbros Group, Inc. (a)	6,936	22,473
		7,911,282
Oil, Gas & Consumable Fuels — 1.1%
Arch Coal, Inc.	28,617	306,488
Berry Petroleum Co., Class A	7,179	338,346
Cheniere Energy, Inc. (a)	20,223	302,941
Continental Resources, Inc. (a)	7,778	667,508
Energen Corp.	9,742	478,819
Halcon Resources Corp. (a)	2,941	27,587
HollyFrontier Corp.	26,166	841,237
James River Coal Co. (a)(b)	4,899	25,083
Kodiak Oil & Gas Corp. (a)	33,240	331,070
Laredo Petroleum Holdings, Inc. (a)	3,036	71,164
Magnum Hunter Resources Corp. (a)(b)	17,523	112,322
McMoRan Exploration Co. (a)	14,533	155,503
SandRidge Energy, Inc. (a)(b)	51,699	404,803
Swift Energy Co. (a)	5,722	166,110
ZaZa Energy Corp. (a)	5,419	25,307
		4,254,288
Paper & Forest Products — 0.2%
Domtar Corp.	4,874	464,882
Kapstone Paper and Packaging Corp. (a)	5,673	111,758
Schweitzer-Mauduit International, Inc.	2,134	147,374
		724,014
Personal Goods — 1.4%
American Apparel, Inc. (a)	4,944	3,960
Carter’s, Inc. (a)	6,776	337,242
Charles & Colvard Ltd. (a)	3,457	15,971
Cherokee, Inc.	1,420	16,174
Columbia Sportswear Co.	1,910	90,629
Crocs, Inc. (a)	11,974	250,496
Culp, Inc. (a)	1,219	13,385
Delta Apparel, Inc. (a)	935	15,362
Elizabeth Arden, Inc. (a)	3,719	130,091
Female Health Co.	2,414	13,084
Fossil, Inc. (a)	7,061	931,911
Hanesbrands, Inc. (a)	12,928	381,893
Heelys, Inc. (a)	4,690	10,318
Helen of Troy Ltd. (a)	3,999	136,006
Iconix Brand Group, Inc. (a)	9,730	169,107
Inter Parfums, Inc.	2,294	35,993
Joe’s Jeans, Inc. (a)	9,399	11,467
The Jones Group, Inc.	10,763	135,183
K-Swiss, Inc., Class A (a)(b)	3,783	15,510

Common Stocks	Shares	Value
Personal Goods (concluded)
Kenneth Cole Productions, Inc., Class A (a)	1,457	$23,458
Lacrosse Footwear, Inc.	1,243	16,060
Lakeland Industries, Inc. (a)	913	9,185
Liz Claiborne, Inc. (a)	12,714	169,859
Maidenform Brands, Inc. (a)	3,183	71,649
Movado Group, Inc.	2,427	59,583
Nu Skin Enterprises, Inc., Class A	7,888	456,794
Orchids Paper Products Co.	1,117	20,095
Oxford Industries, Inc.	1,923	97,727
Parlux Fragrances, Inc. (a)	3,046	17,240
Perry Ellis International, Inc. (a)(b)	1,778	33,195
Physicians Formula Holdings, Inc. (a)	3,138	9,320
PVH Corp.	8,279	739,563
Quiksilver, Inc. (a)	17,748	71,702
R.G. Barry Corp.	973	11,871
Revlon, Inc., Class A (a)	1,605	27,686
Rocky Brands, Inc. (a)	1,075	14,631
Skechers U.S.A., Inc., Class A (a)	5,417	68,904
Steven Madden Ltd. (a)	5,232	223,668
Superior Uniform Group, Inc.	1,210	14,205
Tandy Brands Accessories, Inc. (a)	1,401	2,438
True Religion Apparel, Inc. (a)	3,475	95,215
Unifi, Inc. (a)	2,216	21,407
Vera Bradley, Inc. (a)	3,179	95,974
The Warnaco Group, Inc. (a)	5,414	316,178
Weyco Group, Inc.	1,172	27,776
Wolverine World Wide, Inc.	6,430	239,067
		5,668,232
Personal Products — 0.3%
Herbalife Ltd.	15,601	1,073,661
Mannatech, Inc. (a)	310	1,131
		1,074,792
Pharmaceuticals — 0.2%
Jazz Pharmaceuticals Plc (a)	4,550	220,539
The Medicines Co. (a)	7,361	147,735
ViroPharma, Inc. (a)	9,434	283,680
		651,954
Pharmaceuticals & Biotechnology — 4.3%
Aastrom Biosciences, Inc. (a)(b)	7,853	15,863
Acadia Pharmaceuticals, Inc. (a)	7,718	16,671
Achillion Pharmaceuticals, Inc. (a)	6,385	61,168
Acura Pharmaceuticals, Inc. (a)(b)	3,065	10,605
Aegerion Pharmaceuticals, Inc. (a)	1,790	24,756
Affymax, Inc. (a)	4,896	57,479
Affymetrix, Inc. (a)	8,572	36,602
Agenus, Inc. (a)	3,301	21,820
Akorn, Inc. (a)(b)	8,979	105,054
Albany Molecular Research, Inc. (a)	3,064	8,273
Alexion Pharmaceuticals, Inc. (a)	24,774	2,300,514
Alexza Pharmaceuticals, Inc. (a)	11,241	6,962
Alkermes Plc (a)	13,019	241,502
Allos Therapeutics, Inc. (a)	7,370	10,908

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	19

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Alnylam Pharmaceuticals, Inc. (a)	5,977	$66,165
AMAG Pharmaceuticals, Inc. (a)	2,967	47,264
Amicus Therapeutics, Inc. (a)	3,029	15,993
Ampio Pharmaceuticals, Inc. (a)(b)	2,822	9,623
Amylin Pharmaceuticals, Inc. (a)	17,718	442,241
Anacor Pharmaceuticals, Inc. (a)	2,154	12,687
Anthera Pharmaceuticals, Inc. (a)	2,838	6,272
Apricus Biosciences, Inc. (a)	3,055	8,615
ARCA Biopharma, Inc. (a)	4,416	4,019
Ardea Biosciences, Inc. (a)	3,075	66,912
Arena Pharmaceuticals, Inc. (a)	20,216	62,063
Ariad Pharmaceuticals, Inc. (a)(b)	20,648	329,336
Arqule, Inc. (a)	7,393	51,825
Array Biopharma, Inc. (a)	11,326	38,622
AspenBio Pharma, Inc. (a)	358	258
Astex Pharmaceuticals (a)	13,565	25,231
Auxilium Pharmaceuticals, Inc. (a)	6,613	122,803
Avanir Pharmaceuticals, Inc. (a)	17,307	59,190
AVEO Pharmaceuticals, Inc. (a)	5,974	74,137
AVI BioPharma, Inc. (a)	17,430	26,842
BioCryst Pharmaceuticals, Inc. (a)	5,409	26,125
Biodel, Inc. (a)	7,671	4,526
BioDelivery Sciences International, Inc. (a)	4,973	12,035
BioMarin Pharmaceutical, Inc. (a)	15,359	526,046
BioMimetic Therapeutics, Inc. (a)	3,485	8,608
BioSante Pharmaceuticals, Inc. (a)(b)	16,643	11,317
BioTime, Inc. (a)	3,415	15,060
Cadence Pharmaceuticals, Inc. (a)	8,551	31,639
CEL-SCI Corp. (a)	23,000	11,040
Cell Therapeutics, Inc. (a)	26,133	33,973
Celldex Therapeutics, Inc. (a)	7,598	38,674
Cerus Corp. (a)	6,599	26,528
Charles River Laboratories International, Inc. (a)	6,636	239,493
Chelsea Therapeutics International, Inc. (a)	7,395	18,931
Cleveland BioLabs, Inc. (a)	4,811	11,835
Columbia Laboratories, Inc. (a)	12,022	8,536
Complete Genomics, Inc. (a)(b)	882	2,487
Corcept Therapeutics, Inc. (a)	8,559	33,637
Cumberland Pharmaceuticals, Inc. (a)	2,659	19,942
Curis, Inc. (a)	10,679	51,473
Cytokinetics, Inc. (a)	12,278	14,120
Cytori Therapeutics, Inc. (a)	6,694	16,668
CytRx Corp. (a)	24,700	9,994
Dendreon Corp. (a)	19,935	212,407
Depomed, Inc. (a)(b)	7,103	44,465
Discovery Laboratories, Inc. (a)	5,789	15,515
Durect Corp. (a)	15,462	12,370
Dusa Pharmaceuticals, Inc. (a)	3,824	23,938
Dyax Corp. (a)	14,302	22,311
Emergent Biosolutions, Inc. (a)	3,175	50,800

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Endo Pharmaceuticals Holdings, Inc. (a)	15,705	$608,255
Endocyte, Inc. (a)	4,254	21,185
Entremed, Inc. (a)	2,441	5,370
Enzo Biochem, Inc. (a)	5,665	15,239
Enzon Pharmaceuticals, Inc. (a)	5,169	35,356
Exact Sciences Corp. (a)	7,279	81,234
Exelixis, Inc. (a)	19,670	101,891
Furiex Pharmaceuticals, Inc. (a)	1,224	28,923
Galena Biopharma, Inc. (a)(b)	6,383	14,170
Gen-Probe, Inc. (a)	6,486	430,735
Genomic Health, Inc. (a)	2,797	85,616
GenVec, Inc. (a)	3,691	9,707
Geron Corp. (a)	17,936	30,312
GTx, Inc. (a)	4,299	16,551
Halozyme Therapeutics, Inc. (a)	12,484	159,296
Harvard Bioscience, Inc. (a)	4,267	16,727
Hemispherx Biopharma, Inc. (a)	9,683	3,776
Hi-Tech Pharmacal Co., Inc. (a)	1,430	51,380
Human Genome Sciences, Inc. (a)(b)	30,844	254,155
Idenix Pharmaceuticals, Inc. (a)	9,423	92,251
Idera Pharmaceuticals, Inc. (a)	6,210	10,743
Illumina, Inc. (a)(b)	16,674	877,219
ImmunoGen, Inc. (a)	10,323	148,548
Immunomedics, Inc. (a)	9,537	34,619
Impax Laboratories, Inc. (a)	8,907	218,934
Incyte Corp. (a)	13,233	255,397
Infinity Pharmaceuticals, Inc. (a)	2,883	34,481
Inovio Pharmaceuticals, Inc. (a)	16,169	10,672
Insmed, Inc. (a)	3,350	12,161
InterMune, Inc. (a)	8,793	128,993
Ironwood Pharmaceuticals, Inc. (a)	7,834	104,271
Isis Pharmaceuticals, Inc. (a)(b)	12,806	112,309
ISTA Pharmaceuticals, Inc. (a)	4,872	43,897
K-V Pharmaceutical Co., Class A (a)	7,011	9,255
Keryx Biopharmaceuticals, Inc. (a)(b)	9,412	46,872
Lexicon Genetics, Inc. (a)	23,311	43,358
Ligand Pharmaceuticals, Inc. (a)	2,508	40,003
Luminex Corp. (a)	5,671	132,418
MannKind Corp. (a)	11,236	27,753
MAP Pharmaceuticals, Inc. (a)	3,539	50,820
Maxygen, Inc. (a)	4,470	25,658
Medicis Pharmaceutical Corp., Class A	8,534	320,793
Medivation, Inc. (a)	4,700	351,184
Momenta Pharmaceuticals, Inc. (a)(b)	6,066	92,931
Myrexis, Inc. (a)	6,398	19,386
Myriad Genetics, Inc. (a)	11,475	271,498
Nabi Biopharmaceuticals (a)	6,627	12,326
Nektar Therapeutics (a)	15,605	123,592
Neuralstem, Inc. (a)	7,812	8,749
Neurocrine Biosciences, Inc. (a)	9,037	72,025
Novavax, Inc. (a)	13,704	17,267

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	20

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
NPS Pharmaceuticals, Inc. (a)	11,683	$79,912
Obagi Medical Products, Inc. (a)	2,731	36,595
OncoGenex Pharmaceutical, Inc. (a)	1,703	22,633
Oncothyreon, Inc. (a)	5,502	23,989
Onyx Pharmaceuticals, Inc. (a)	8,530	321,410
Opko Health, Inc. (a)(b)	21,165	100,110
Optimer Pharmaceuticals, Inc. (a)(b)	5,753	79,967
Orexigen Therapeutics, Inc. (a)	5,073	20,799
Osiris Therapeutics, Inc. (a)	2,998	15,350
Oxigene, Inc. (a)	2,431	2,553
Pacific Biosciences of California, Inc. (a)	6,221	21,276
Pain Therapeutics, Inc. (a)	5,722	20,542
Palatin Technologies, Inc. (a)	9,887	7,218
Par Pharmaceutical Cos., Inc. (a)	4,921	190,590
PDL BioPharma, Inc.	18,810	119,443
Peregrine Pharmaceuticals, Inc. (a)	15,877	8,575
Pernix Therapeutics Holdings, Inc. (a)	1,069	9,621
Pharmacyclics, Inc. (a)	7,103	197,179
Poniard Pharmaceuticals, Inc. (a)	—	—
Pozen, Inc. (a)	3,752	22,512
Prestige Brands Holdings, Inc. (a)	6,830	119,388
Progenics Pharmaceuticals, Inc. (a)	4,347	43,035
PROLOR Biotech, Inc. (a)	6,410	37,819
Questcor Pharmaceuticals, Inc. (a)	7,876	296,295
Raptor Pharmaceutical Corp. (a)	6,339	42,852
Regeneron Pharmaceuticals, Inc. (a)(b)	9,753	1,137,395
Repligen Corp. (a)	4,759	28,078
Repros Therapeutics, Inc. (a)	3,108	13,147
Rexahn Pharmaceuticals, Inc. (a)	17,083	8,902
Rigel Pharmaceuticals, Inc. (a)	9,830	79,131
Sagent Pharmaceuticals, Inc. (a)	1,975	35,293
Salix Pharmaceuticals Ltd. (a)(b)	7,180	376,950
Sangamo Biosciences, Inc. (a)	7,317	35,853
Santarus, Inc. (a)	7,684	44,951
Savient Pharmaceuticals, Inc. (a)(b)	9,940	21,669
Sciclone Pharmaceuticals, Inc. (a)	6,557	41,375
Seattle Genetics, Inc. (a)	13,597	277,107
Sequenom, Inc. (a)	15,507	63,113
SIGA Technologies, Inc. (a)	6,019	20,224
Somaxon Pharmaceuticals, Inc. (a)	8,130	4,228
Spectrum Pharmaceuticals, Inc. (a)(b)	7,784	98,312
StemCells, Inc. (a)	2,837	3,149
Strategic Diagnostics, Inc. (a)	6,918	13,006
Sucampo Pharmaceuticals, Inc., Class A (a)	2,130	15,868
Synageva BioPharma Corp. (a)	847	30,382
Synta Pharmaceuticals Corp. (a)	5,546	24,125
Targacept, Inc. (a)	3,854	19,732
Techne Corp.	4,991	349,869

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (concluded)
Telik, Inc. (a)	12,066	$1,689
Theravance, Inc. (a)	9,523	185,698
Threshold Pharmaceuticals, Inc. (a)	6,214	54,683
Transcept Pharmaceuticals, Inc. (a)	836	8,795
Trubion Pharmaceuticals, Inc. (a)	3,113	—
United Therapeutics Corp. (a)	6,880	324,254
Vanda Pharmaceuticals, Inc. (a)	3,977	19,050
Ventrus Biosciences, Inc. (a)	1,512	15,075
Vical, Inc. (a)	11,668	39,671
Vivus, Inc. (a)	13,264	296,583
Xenoport, Inc. (a)	5,614	25,263
Zalicus, Inc. (a)	9,278	11,134
ZIOPHARM Oncology, Inc. (a)	9,155	49,437
		17,275,883
Professional Services — 0.3%
Corporate Executive Board Co.	4,454	191,567
CoStar Group, Inc. (a)	3,417	235,944
Kforce, Inc. (a)	4,795	71,445
Korn/Ferry International (a)	6,293	105,408
Manpower, Inc.	10,963	519,317
On Assignment, Inc. (a)	4,997	87,298
Pendrell Corp. (a)	21,095	55,058
		1,266,037
Real Estate Investment & Services — 0.6%
American Realty Investors, Inc. (a)	900	1,485
Brookfield Properties Corp.	34,301	598,552
Consolidated-Tomoka Land Co.	927	27,578
Forest City Enterprises, Inc., Class A (a)	17,645	276,321
Forestar Group, Inc. (a)	4,822	74,211
HFF, Inc., Class A (a)	4,989	82,169
The Howard Hughes Corp. (a)	3,376	215,625
Jones Lang LaSalle, Inc.	5,822	485,031
Kennedy-Wilson Holdings, Inc.	4,678	63,153
LoopNet, Inc. (a)	4,311	80,961
Market Leader, Inc. (a)	5,367	19,643
Maui Land & Pineapple Co., Inc. (a)	4,661	18,784
Move, Inc. (a)	5,042	48,958
Reis, Inc. (a)	1,655	14,746
The St. Joe Co. (a)	12,254	232,948
Stratus Properties, Inc. (a)	894	8,350
Tejon Ranch Co. (a)	2,035	58,282
Thomas Properties Group, Inc.	5,837	26,792
Transcontinental Realty Investors, Inc. (a)	393	947
ZipRealty, Inc. (a)	3,206	4,392
		2,338,928
Real Estate Investment Trusts (REITs) — 8.4%
Acadia Realty Trust	5,803	130,800
Agree Realty Corp.	1,840	41,547
Alexander’s, Inc.	359	141,403
Alexandria Real Estate Equities, Inc.	8,293	606,467

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	21

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
American Assets Trust, Inc.	4,701	$107,183
American Campus Communities, Inc.	9,288	415,359
American Capital Agency Corp.	29,635	875,418
American Capital Mortgage Investment Corp.	1,147	24,970
Annaly Capital Management, Inc. (b)	130,110	2,058,340
Anworth Mortgage Asset Corp.	18,021	118,578
Apollo Commercial Real Estate Finance, Inc.	3,465	54,227
Apollo Residential Mortgage, Inc.	1,419	26,081
Arbor Realty Trust, Inc. (a)	3,199	17,882
Arlington Asset Investment Corp.	928	20,602
ARMOUR Residential REIT, Inc.	14,214	95,945
Ashford Hospitality Trust, Inc.	9,154	82,478
Associated Estates Realty Corp.	5,716	93,399
BioMed Realty Trust, Inc.	20,391	387,021
Brandywine Realty Trust	17,883	205,297
BRE Properties	10,043	507,674
BRT Realty Trust (a)	2,288	15,993
Camden Property Trust	10,566	694,714
Campus Crest Communities, Inc.	4,193	48,890
Capital Trust, Inc. (a)	3,285	12,384
CapLease, Inc.	9,241	37,241
Capstead Mortgage Corp.	11,433	149,887
CBL & Associates Properties, Inc.	18,726	354,296
Cedar Realty Trust, Inc.	7,222	36,977
Chatham Lodging Trust	2,156	27,360
Chesapeake Lodging Trust	4,459	80,128
Chimera Investment Corp.	138,653	392,388
Cogdell Spencer, Inc.	9,785	41,488
Colonial Properties Trust	11,510	250,112
Colony Financial, Inc.	4,684	76,724
CommonWealth REIT	11,043	205,621
Coresite Realty Corp.	2,741	64,660
Corporate Office Properties Trust	9,531	221,215
Cousins Properties, Inc.	11,120	84,290
CreXus Investment Corp.	9,597	99,233
CubeSmart	15,184	180,690
CYS Investments, Inc.	14,890	194,910
DCT Industrial Trust, Inc.	32,811	193,585
DDR Corp.	32,171	469,697
DiamondRock Hospitality Co.	22,344	229,920
Digital Realty Trust, Inc.	14,108	1,043,569
Douglas Emmett, Inc.	17,165	391,534
Duke Realty Corp.	33,819	484,964
Dupont Fabros Technology, Inc.	8,354	204,255
Eastgroup Properties, Inc.	3,607	181,144
Education Realty Trust, Inc.	12,469	135,164
Entertainment Properties Trust	6,242	289,504
Equity Lifestyle Properties, Inc.	5,494	383,152
Equity One, Inc. (b)	8,040	162,569
Essex Property Trust, Inc.	4,548	689,067
Excel Trust, Inc.	4,617	55,773
Extra Space Storage, Inc.	12,498	359,817

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Federal Realty Investment Trust	8,550	$827,554
FelCor Lodging Trust, Inc. (a)	16,678	60,041
First Industrial Realty Trust, Inc. (a)	10,690	132,021
First Potomac Realty Trust	6,796	82,164
Franklin Street Properties Corp.	9,849	104,399
General Growth Properties, Inc.	51,420	873,626
Getty Realty Corp.	3,849	59,967
Gladstone Commercial Corp.	1,960	33,732
Glimcher Realty Trust	14,378	146,943
Government Properties Income Trust	5,172	124,697
Gramercy Capital Corp. (a)	5,473	14,613
Hatteras Financial Corp.	10,223	285,222
Healthcare Realty Trust, Inc.	10,330	227,260
Hersha Hospitality Trust	19,968	109,025
Highwoods Properties, Inc.	9,596	319,739
Home Properties, Inc.	6,441	392,965
Hospitality Properties Trust	16,634	440,302
Hudson Pacific Properties, Inc.	3,331	50,398
Inland Real Estate Corp.	10,594	93,969
InvesCo. Mortgage Capital, Inc.	15,386	271,563
Investors Real Estate Trust	11,889	91,426
iStar Financial, Inc. (a)	10,230	74,168
Kilroy Realty Corp.	8,905	415,062
Kite Realty Group Trust	8,281	43,641
LaSalle Hotel Properties	11,288	317,644
Lexington Corporate Properties Trust	18,021	162,009
Liberty Property Trust	15,373	549,124
LTC Properties, Inc.	4,177	133,664
The Macerich Co. (b)	17,656	1,019,634
Mack-Cali Realty Corp.	11,741	338,376
Medical Properties Trust, Inc.	17,602	163,347
MFA Financial, Inc.	47,453	354,474
Mid-America Apartment Communities, Inc.	4,950	331,798
Mission West Properties, Inc.	3,361	33,139
Monmouth Real Estate Investment Corp., Class A	5,985	58,294
MPG Office Trust, Inc. (a)	6,263	14,655
National Health Investors, Inc.	3,141	153,218
National Retail Properties, Inc. (b)	12,806	348,195
New York Mortgage Trust, Inc. (b)	2,368	15,487
NorthStar Realty Finance Corp.	15,019	81,253
Omega Healthcare Investors, Inc.	13,774	292,835
One Liberty Properties, Inc.	1,896	34,697
Parkway Properties, Inc.	3,064	32,111
Pebblebrook Hotel Trust	6,798	153,499
Pennsylvania Real Estate Investment Trust	7,390	112,845
PennyMac Mortgage Investment Trust (d)	3,982	74,344
Piedmont Office Realty Trust, Inc.	23,423	415,758
PMC Commercial Trust	2,910	24,910
Post Properties, Inc.	7,064	331,019
Potlatch Corp.	5,293	165,883

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	22

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
PS Business Parks, Inc.	2,460	$161,228
RAIT Financial Trust	5,944	29,542
Ramco-Gershenson Properties Trust	5,283	64,558
Rayonier, Inc.	16,324	719,725
Realty Income Corp. (b)	17,949	695,165
Redwood Trust, Inc.	9,579	107,285
Regency Centers Corp.	12,060	536,429
Resource Capital Corp.	10,567	56,956
Retail Opportunity Investments Corp.	6,673	80,343
RLJ Lodging Trust	8,587	159,976
Rouse Properties, Inc. (a)	2,428	32,875
Sabra Healthcare REIT, Inc.	5,093	83,729
Saul Centers, Inc.	1,105	44,598
Senior Housing Properties Trust	22,006	485,232
SL Green Realty Corp.	11,429	886,319
Sovran Self Storage, Inc.	3,633	181,032
Starwood Property Trust, Inc.	12,631	265,504
Strategic Hotel Capital, Inc. (a)	19,874	130,771
Sun Communities, Inc.	3,259	141,212
Sunstone Hotel Investors, Inc. (a)	15,665	152,577
Supertel Hospitality, Inc. (a)	10,690	11,225
Tanger Factory Outlet Centers, Inc.	11,453	340,498
Taubman Centers, Inc.	7,798	568,864
Terreno Realty Corp.	2,470	35,346
Two Harbors Investment Corp.	29,110	295,175
UDR, Inc.	29,396	785,167
UMH Properties, Inc.	2,696	29,548
Universal Health Realty Income Trust	1,725	68,362
Urstadt Biddle Properties, Inc.	1,063	19,878
Urstadt Biddle Properties, Inc., Class A	3,001	59,240
Walter Investment Management Corp.	3,818	86,096
Washington Real Estate Investment Trust	8,755	260,023
Weingarten Realty Investors	16,224	428,800
Winthrop Realty Trust	3,699	42,871
		33,586,444
Real Estate Management & Development — 0.0%
AV Homes, Inc. (a)	1,321	16,090
Road & Rail — 0.1%
Dollar Thrifty Automotive Group, Inc. (a)	3,886	314,416
Semiconductors & Semiconductor Equipment — 0.9%
Cavium, Inc. (a)(b)	6,538	202,286
Entegris, Inc. (a)	17,984	167,971
Lam Research Corp. (a)	16,035	715,482
Lattice Semiconductor Corp. (a)	15,956	102,597
Marvell Technology Group Ltd. (a)	65,609	1,032,030
Microsemi Corp. (a)	11,562	247,889
ON Semiconductor Corp. (a)	59,630	537,266
Semtech Corp. (a)	8,762	249,366

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Spansion, Inc., Class A (a)	6,447	$78,524
SunPower Corp. (a)	7,192	45,885
Veeco Instruments, Inc. (a)	5,181	148,177
		3,527,473
Software — 1.1%
Activision Blizzard, Inc.	56,895	729,394
Fortinet, Inc. (a)	16,202	447,985
Informatica Corp. (a)	14,239	753,243
Opnet Technologies, Inc.	2,019	58,551
QLIK Technologies, Inc. (a)	10,180	325,760
TIBCO Software, Inc. (a)	22,403	683,291
TiVo, Inc. (a)	16,208	194,334
Tyler Technologies, Inc. (a)	4,052	155,637
VMware, Inc., Class A (a)	8,759	984,249
Zynga, Inc. (a)(b)	17,824	234,386
		4,566,830
Software & Computer Services — 4.4%
Accelrys, Inc. (a)	7,883	62,906
ACI Worldwide, Inc. (a)(b)	5,323	214,357
Acorn Energy, Inc.	2,740	29,784
The Active Network, Inc. (a)	2,795	47,040
Actuate Corp. (a)	6,914	43,420
Advent Software, Inc. (a)	4,331	110,874
Allscripts Healthcare Solutions, Inc. (a)	25,150	417,490
American Software, Inc., Class A	3,519	30,193
Analysts International Corp. (a)	1,688	9,132
Ansys, Inc. (a)	12,382	805,078
AOL, Inc. (a)	13,112	248,735
Ariba, Inc. (a)	13,199	431,739
Aspen Technology, Inc. (a)	12,685	260,423
athenahealth, Inc. (a)	4,718	349,698
Authentidate Holding Corp. (a)	12,644	9,622
Blackbaud, Inc.	6,007	199,613
Bottomline Technologies, Inc. (a)	4,911	137,213
BroadSoft, Inc. (a)	3,036	116,127
BSQUARE Corp. (a)	3,173	10,630
CACI International, Inc., Class A (a)	3,564	222,002
Cadence Design Systems, Inc. (a)(b)	36,422	431,236
Calix, Inc. (a)	4,868	41,524
Callidus Software, Inc. (a)	4,668	36,457
Ciber, Inc. (a)	8,678	36,795
Clearwire Corp., Class A (a)	39,045	89,023
Cogent Communications Group, Inc. (a)	6,357	121,292
CommVault Systems, Inc. (a)	5,504	273,219
Computer Programs & Systems, Inc.	1,518	85,797
Computer Task Group, Inc. (a)	2,068	31,682
Compuware Corp. (a)	29,539	271,463
Comverse Technology, Inc. (a)	27,636	189,859
Concur Technologies, Inc. (a)	6,291	360,978
Crexendo, Inc.	2,713	9,278
CSG Systems International, Inc. (a)	4,622	69,977

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	23

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software & Computer Services (continued)
Datalink Corp. (a)	1,986	$18,907
Deltek, Inc. (a)(b)	2,516	26,821
Digimarc Corp. (a)	1,039	29,030
Digital River, Inc. (a)	5,083	95,103
DST Systems, Inc.	4,740	257,050
Dynamics Research Corp. (a)	1,533	14,778
EarthLink, Inc.	15,165	121,168
EasyLink Services International Corp. (a)	3,747	19,053
Ebix, Inc.	4,487	103,919
Envestnet, Inc. (a)	3,342	41,842
EPIQ Systems, Inc.	4,426	53,555
Equinix, Inc. (a)(b)	6,297	991,463
Evolving Systems, Inc.	1,901	10,627
Fair Isaac Corp.	4,840	212,476
FalconStor Software, Inc. (a)	5,289	19,781
Forrester Research, Inc.	1,964	63,634
Gartner, Inc. (a)	12,007	511,978
GSE Systems, Inc. (a)	4,471	10,686
Guidance Software, Inc. (a)	2,107	23,282
The Hackett Group, Inc. (a)	3,893	23,241
IAC/InterActiveCorp.	9,687	475,535
ICG Group, Inc. (a)	5,366	48,026
iGate Corp. (a)	4,244	71,129
Immersion Corp. (a)	4,213	23,003
Infospace, Inc. (a)	5,612	71,890
Innodata Corp. (a)	4,275	23,042
Interactive Intelligence Group, Inc. (a)	1,978	60,349
Internap Network Services Corp. (a)	7,295	53,545
IntraLinks Holdings, Inc. (a)	4,797	25,376
Ipass, Inc. (a)	9,586	24,924
j2 Global, Inc.	6,510	186,707
JDA Software Group, Inc. (a)	5,714	157,021
Kenexa Corp. (a)	3,219	100,562
Keynote Systems, Inc.	2,182	43,116
The KEYW Holding Corp. (a)	2,198	17,034
KIT Digital, Inc. (a)(b)	6,057	43,610
Limelight Networks, Inc. (a)	9,647	31,739
LivePerson, Inc. (a)	6,648	111,487
LogMeIn, Inc. (a)	3,076	108,367
LookSmart Ltd. (a)	9,057	10,053
Manhattan Associates, Inc. (a)	2,820	134,035
Mastech Holdings, Inc. (a)	688	4,217
MedAssets, Inc. (a)	7,415	97,581
Medidata Solutions, Inc. (a)(b)	3,234	86,154
Mentor Graphics Corp. (a)	12,713	188,915
Merge Healthcare, Inc. (a)	8,230	48,145
Meru Networks, Inc. (a)	1,589	6,435
MicroStrategy, Inc., Class A (a)	1,139	159,460
Mitek Systems, Inc. (a)	2,997	34,765
Monotype Imaging Holdings, Inc. (a)	4,939	73,591
Motricity, Inc. (a)	6,006	6,607
Multiband Corp. (a)	4,732	14,243

Common Stocks	Shares	Value
Software & Computer Services (continued)
NCI, Inc., Class A (a)	1,117	$7,138
NetScout Systems, Inc. (a)	4,637	94,317
NetSuite, Inc. (a)	3,992	200,758
Nuance Communications, Inc. (a)(b)	30,928	791,138
Openwave Systems, Inc. (a)	10,970	24,902
Parametric Technology Corp. (a)(b)	15,836	442,458
PC-Tel, Inc.	3,124	20,775
PDF Solutions, Inc. (a)	3,461	29,176
Pegasystems, Inc.	2,201	83,990
Perficient, Inc. (a)	4,321	51,895
Premiere Global Services, Inc. (a)	6,831	61,752
Progress Software Corp. (a)	8,340	196,991
PROS Holdings, Inc. (a)	2,825	52,827
QAD, Inc., Class A (a)	420	5,502
QAD, Inc., Class B (a)	1,021	13,385
Quality Systems, Inc.	5,036	220,224
Quest Software, Inc. (a)	7,728	179,831
RealPage, Inc. (a)	4,346	83,313
RigNet, Inc. (a)	1,231	21,579
Rosetta Stone, Inc. (a)	1,778	18,349
Rovi Corp. (a)	14,986	487,794
Saba Software, Inc. (a)	3,916	38,416
Sapient Corp.	14,619	182,007
Scientific Learning Corp. (a)	5,893	10,490
SciQuest, Inc. (a)	2,406	36,667
Selectica, Inc. (a)	570	2,177
Smith Micro Software, Inc. (a)	4,441	10,347
Softbrands, Inc. (a)	114	—
SolarWinds, Inc. (a)	7,751	299,576
Solera Holdings, Inc.	9,495	435,726
Sourcefire, Inc. (a)	3,893	187,370
SRS Labs, Inc. (a)	1,928	13,400
SS&C Technologies Holdings, Inc. (a)	4,611	107,575
Support.com, Inc. (a)	7,128	22,453
Synchronoss Technologies, Inc. (a)	4,091	130,585
Synopsys, Inc. (a)	19,408	595,049
Syntel, Inc.	2,061	115,416
Taleo Corp., Class A (a)	5,578	256,197
Tangoe, Inc. (a)	1,540	28,967
TeleCommunication Systems, Inc., Class A (a)	7,111	19,769
TeleNav, Inc. (a)	3,039	21,334
Ultimate Software Group, Inc. (a)	3,504	256,773
Unisys Corp. (a)	5,232	103,175
United Online, Inc.	12,826	62,719
VASCO Data Security International, Inc. (a)	3,749	40,452
Verint Systems, Inc. (a)	3,016	97,688
VirnetX Holding Corp. (a)(b)	5,626	134,630
Virtusa Corp. (a)	2,832	48,909
Vocus, Inc. (a)	2,833	37,537
Wave Systems Corp., Class A (a)(b)	12,360	22,990
Web.Com Group, Inc. (a)	4,283	61,804
Websense, Inc. (a)	5,281	111,376

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	24

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software & Computer Services (concluded)
Zix Corp. (a)	8,408	$24,467
		17,597,848
Specialty Retail — 0.5%
Advance Auto Parts, Inc.	9,731	861,875
The Children’s Place Retail Stores, Inc. (a)	3,404	175,885
Express, Inc. (a)	9,836	245,703
Foot Locker, Inc.	20,826	646,647
Lumber Liquidators Holdings, Inc. (a)	3,208	80,553
		2,010,663
Support Services — 3.7%
A.M. Castle & Co. (a)	2,542	32,156
ABM Industries, Inc.	5,874	142,738
Acacia Research Corp. (a)	5,792	241,758
ADA-ES, Inc. (a)	1,313	31,919
The Advisory Board Co. (a)(b)	2,193	194,344
American Reprographics Co. (a)	5,284	28,481
AMN Healthcare Services, Inc. (a)	5,654	34,263
AMREP Corp. (a)	500	4,370
Applied Industrial Technologies, Inc.	5,070	208,529
Barnes Group, Inc.	6,398	168,331
Barrett Business Services, Inc.	1,011	20,048
Black Box Corp.	2,358	60,153
Booz Allen Hamilton Holding Corp.	2,193	37,347
The Brink’s Co.	6,201	148,018
Broadridge Financial Solutions LLC	16,664	398,436
Cardtronics, Inc. (a)	5,893	154,691
Casella Waste Systems, Inc. (a)	3,880	24,172
Cass Information Systems, Inc.	1,310	52,335
CBIZ, Inc. (a)	6,270	39,626
CDI Corp.	1,825	32,722
Cenveo, Inc. (a)	8,094	27,358
Champion Industries, Inc. (a)	3,410	2,351
Clean Harbors, Inc. (a)	6,238	420,005
Coinstar, Inc. (a)	4,132	262,589
Comfort Systems USA, Inc.	5,075	55,368
Consolidated Graphics, Inc. (a)	1,263	57,151
Convergys Corp. (a)	14,057	187,661
CoreLogic, Inc. (a)	14,156	231,026
Corrections Corp. of America (a)	13,398	365,899
CRA International, Inc. (a)	1,550	39,091
Crawford & Co., Class B	4,183	20,497
Cross Country Healthcare, Inc. (a)	4,298	21,533
Deluxe Corp.	6,877	161,059
Dice Holdings, Inc. (a)	6,980	65,123
DigitalGlobe, Inc. (a)	4,797	63,992
Document Security Systems, Inc. (a)	3,797	11,467
The Dolan Co. (a)	3,985	36,303
DXP Enterprises, Inc. (a)	1,277	55,537
EnergySolutions, Inc. (a)	11,073	54,258
ENGlobal Corp. (a)	5,145	12,348
Ennis, Inc.	3,495	55,291

Common Stocks	Shares	Value
Support Services (continued)
Euronet Worldwide, Inc. (a)	6,576	$137,373
ExamWorks Group, Inc. (a)	4,740	58,871
Exponent, Inc. (a)	1,863	90,393
FleetCor Technologies, Inc. (a)	4,433	171,867
Franklin Covey Co. (a)	2,244	21,116
Frontline Capital Group (a)	300	—
FTI Consulting, Inc. (a)(b)	5,612	210,562
Fuel Tech, Inc. (a)	2,618	14,294
Furmamite Corp. (a)	5,131	32,941
G&K Services, Inc., Class A	2,495	85,329
Genpact Ltd. (a)	14,150	230,645
The Geo Group, Inc. (a)	8,402	159,722
GeoEye, Inc. (a)	2,316	55,746
Global Payments, Inc.	10,616	503,942
Global Power Equipment Group, Inc. (a)	2,040	56,508
GP Strategies Corp. (a)	2,242	39,235
Harris Interactive, Inc. (a)	7,323	9,740
Heartland Payment Systems, Inc.	4,944	142,585
Heidrick & Struggles International, Inc.	2,405	52,982
Heritage-Crystal Clean, Inc. (a)	836	16,678
Hudson Highland Group, Inc. (a)	4,534	24,393
Huron Consulting Group, Inc. (a)	3,096	116,286
ICF International, Inc. (a)	2,716	68,905
Innerworkings, Inc. (a)	3,980	46,367
Insperity, Inc.	3,096	94,861
Interline Brands, Inc. (a)	4,306	93,053
Jack Henry & Associates, Inc.	11,531	393,438
Kaman Corp., Class A	3,514	119,300
Kelly Services, Inc., Class A	3,852	61,594
Lawson Products, Inc.	376	5,681
Lender Processing Services, Inc.	11,309	294,034
Lincoln Educational Services Corp.	3,138	24,822
LinkedIn Corp. (a)	2,251	229,580
Lionbridge Technologies, Inc. (a)	8,226	23,691
Management Network Group, Inc. (a)	780	1,934
MAXIMUS, Inc.	4,550	185,049
McGrath RentCorp	3,271	105,032
Metalico, Inc. (a)	6,076	25,945
Michael Baker Corp. (a)	1,166	27,809
Mistras Group, Inc. (a)	2,222	52,928
Mobile Mini, Inc. (a)	5,130	108,346
Moduslink Global Solutions, Inc. (a)	6,327	34,166
Monster Worldwide, Inc. (a)	16,402	159,920
MSC Industrial Direct Co., Class A	5,851	487,271
MWI Veterinary Supply, Inc. (a)	1,757	154,616
Navigant Consulting, Inc. (a)	7,098	98,733
NeuStar, Inc., Class A (a)	8,785	327,241
Odyssey Marine Exploration, Inc. (a)	10,499	32,547
Official Payments Holdings, Inc. (a)	3,089	15,661
Online Resources Corp. (a)	5,364	15,287
Park-Ohio Holdings Corp. (a)	1,205	24,160

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	25

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Support Services (concluded)
Perma-Fix Environmental Services, Inc. (a)	10,798	$17,169
PowerSecure International, Inc. (a)	2,629	15,932
PRGX Global, Inc. (a)	3,174	19,964
Quad/Graphics, Inc.	2,940	40,866
Rentrak Corp. (a)	1,212	27,512
Resources Connection, Inc.	5,818	81,743
RPX Corp. (a)	2,344	39,754
RSC Holdings, Inc. (a)	8,414	190,072
Schnitzer Steel Industries, Inc., Class A	3,201	127,704
School Specialty, Inc. (a)	2,636	9,331
ServiceSource International, Inc. (a)	5,424	83,964
Sharps Compliance Corp. (a)	3,400	12,512
The Standard Register Co.	4,550	5,688
Startek, Inc. (a)	3,021	6,616
Stream Global Services, Inc. (a)	3,204	10,541
Swisher Hygiene, Inc. (a)	16,316	40,137
SYKES Enterprises, Inc. (a)	5,388	85,130
Team, Inc. (a)	2,659	82,296
TeleTech Holdings, Inc. (a)	3,869	62,291
Tetra Tech, Inc. (a)	8,326	219,473
Towers Watson & Co.	7,744	511,646
TrueBlue, Inc. (a)	5,383	96,248
Unifirst Corp.	1,996	122,854
United Rentals, Inc. (a)	8,378	359,332
United Stationers, Inc.	5,669	175,909
Universal Technical Institute, Inc.	2,991	39,451
URS Corp.	10,659	453,221
US Ecology, Inc.	2,578	56,046
Verisk Analytics, Inc. (a)	18,544	871,012
Viad Corp.	2,798	54,365
VistaPrint NV (a)	5,159	199,395
Waste Connections, Inc.	16,628	540,909
Wright Express Corp. (a)	5,182	335,431
		14,798,037
Technology Hardware & Equipment — 4.4%
3D Systems Corp. (a)	5,722	134,696
Acme Packet, Inc. (a)	7,329	201,694
Adtran, Inc.	8,653	269,887
Advanced Energy Industries, Inc. (a)	5,275	69,208
Agilysys, Inc. (a)	2,279	20,488
Alliance Fiber Optic Products, Inc. (a)	1,269	12,170
Amkor Technology, Inc. (a)	13,120	80,622
Amtech Systems, Inc. (a)	1,370	11,412
Anadigics, Inc. (a)(b)	9,258	21,941
Applied Micro Circuits Corp. (a)	8,232	57,130
Arris Group, Inc. (a)	16,066	181,546
Aruba Networks, Inc. (a)	14,382	320,431
Atmel Corp. (a)(b)	58,069	572,560
ATMI, Inc. (a)	4,218	98,279
AuthenTec, Inc. (a)	5,752	18,119
Aviat Networks, Inc. (a)	7,906	22,295

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Aware, Inc. (a)	3,095	$12,071
Axcelis Technologies, Inc. (a)	14,315	24,622
AXT, Inc. (a)	4,373	27,769
Brightpoint, Inc. (a)	9,637	77,578
Brocade Communications Systems, Inc. (a)	58,097	334,058
Brooks Automation, Inc.	8,871	109,379
Cabot Microelectronics Corp.	3,086	119,984
CalAmp Corp. (a)	4,047	19,628
Ceva, Inc. (a)	3,226	73,262
Cirrus Logic, Inc. (a)(b)	8,765	208,607
Clearfield, Inc. (a)	1,239	6,802
Cohu, Inc.	3,077	34,986
Comtech Telecommunications Corp.	2,785	90,735
Concurrent Computer Corp. (a)	2,830	10,330
Cray, Inc. (a)	4,614	33,775
Cree, Inc. (a)	15,552	491,910
CVD Equipment Corp. (a)	530	7,160
Cymer, Inc. (a)	3,794	189,700
Cypress Semiconductor Corp. (a)	20,836	325,667
Dataram Corp. (a)	6,622	5,165
Dialogic, Inc. (a)	3,072	2,673
Diebold, Inc.	8,375	322,605
Digi International, Inc. (a)	3,651	40,125
Diodes, Inc. (a)	4,651	107,810
Ditech Networks, Inc. (a)	8,978	8,798
Dot Hill Systems Corp. (a)	9,114	13,762
DSP Group, Inc. (a)	3,429	22,837
Dycom Industries, Inc. (a)	4,496	105,027
EchoStar Corp. Class A (a)	5,483	154,292
Electronics for Imaging, Inc. (a)	6,310	104,872
Emulex Corp. (a)	11,508	119,453
Entropic Communications, Inc. (a)	11,611	67,692
Exar Corp. (a)	5,426	45,578
Extreme Networks, Inc. (a)	12,543	48,040
Fairchild Semiconductor International, Inc. (a)	17,067	250,885
Finisar Corp. (a)(b)	12,055	242,908
Formfactor, Inc. (a)	7,011	39,121
FSI International, Inc. (a)	5,302	25,927
Garmin Ltd.	15,382	722,185
Globecomm Systems, Inc. (a)	3,188	46,162
GSI Technology, Inc. (a)	2,896	12,279
GTSI Corp. (a)	2,177	10,841
Harmonic, Inc. (a)	15,519	84,889
Hittite Microwave Corp. (a)	3,796	206,161
Hutchinson Technology, Inc. (a)	5,295	11,649
ID Systems, Inc. (a)	2,125	12,708
Identive Group, Inc. (a)	7,272	15,198
iGO, Inc. (a)	8,187	6,959
Ikanos Communications, Inc. (a)	8,600	6,277
Imation Corp. (a)	4,570	28,288
Infinera Corp. (a)	14,373	116,709
Infosonics Corp. (a)	3,600	2,880
Ingram Micro, Inc., Class A (a)	20,635	382,986

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	26

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Inphi Corp. (a)	3,114	$44,157
Insight Enterprises, Inc. (a)	5,875	128,839
Integrated Device Technology, Inc. (a)	18,989	135,771
Integrated Silicon Solutions, Inc. (a)	3,740	41,738
InterDigital, Inc.	6,120	213,343
Intermec, Inc. (a)	6,926	53,538
International Rectifier Corp. (a)	9,254	213,490
Intersil Corp., Class A	16,722	187,286
Ixia (a)	6,774	84,607
IXYS Corp. (a)	3,474	45,857
Kopin Corp. (a)	9,399	38,254
Kulicke & Soffa Industries, Inc. (a)	9,742	121,093
KVH Industries, Inc. (a)	2,107	22,124
Lantronix, Inc. (a)	3,162	8,854
LRAD Corp. (a)	6,254	9,631
LTX-Credence Corp. (a)	6,697	48,151
Mattson Technology, Inc. (a)	8,585	23,780
Maxim Integrated Products, Inc.	39,515	1,129,734
MaxLinear, Inc., Class A (a)	2,539	14,142
MEMC Electronic Materials, Inc. (a)	30,647	110,636
Mercury Computer Systems, Inc. (a)	4,194	55,571
Micrel, Inc.	6,796	69,727
Micros Systems, Inc. (a)(b)	10,866	600,781
Mindspeed Technologies, Inc. (a)	4,910	31,277
MIPS Technologies, Inc. (a)	6,553	35,648
MKS Instruments, Inc.	7,052	208,246
Monolithic Power Systems, Inc. (a)	4,526	89,026
MoSys, Inc. (a)	5,257	20,870
Nanometrics, Inc. (a)	2,928	54,197
NCR Corp. (a)	21,169	459,579
NeoPhotonics Corp. (a)	2,340	11,068
NETGEAR, Inc. (a)	5,029	192,108
NetList, Inc. (a)	3,224	11,413
Network Engines, Inc. (a)	7,500	10,725
Network Equipment Technologies, Inc. (a)	7,661	8,197
Neutral Tandem, Inc. (a)	4,642	56,586
Novatel Wireless, Inc. (a)	4,683	15,688
Oclaro, Inc. (a)	6,895	27,166
OCZ Technology Group, Inc. (a)	8,215	57,341
Omnivision Technologies, Inc. (a)	7,806	156,120
Oplink Communications, Inc. (a)	2,673	45,708
OpNext, Inc. (a)	6,318	9,793
Optical Cable Corp.	3,094	10,860
Overland Storage, Inc. (a)	4,647	10,270
PAR Technology Corp. (a)	2,549	12,439
ParkerVision, Inc. (a)(b)	4,428	4,738
PC Connection, Inc.	2,491	20,476
Performance Technologies, Inc. (a)	1,109	2,861
Pericom Semiconductor Corp. (a)	3,462	28,008
Photronics, Inc. (a)	8,049	53,526
Pixelworks, Inc. (a)	4,869	11,247
Plantronics, Inc.	5,756	231,737

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
PLX Technology, Inc. (a)	6,522	$26,218
PMC-Sierra, Inc. (a)	31,212	225,663
Power Integrations, Inc.	3,750	139,200
Preformed Line Products Co.	449	29,410
Presstek, Inc. (a)	7,696	4,483
Procera Networks, Inc. (a)	1,817	40,628
QLogic Corp. (a)	13,211	234,627
Quantum Corp. (a)	31,191	81,720
QuickLogic Corp. (a)	5,222	14,256
Radisys Corp. (a)	3,268	24,183
Rambus, Inc. (a)	13,432	86,636
Ramtron International Corp. (a)	6,093	12,125
RF Micro Devices, Inc. (a)	37,051	184,514
Rimage Corp.	1,695	16,967
Rudolph Technologies, Inc. (a)	4,367	48,517
ScanSource, Inc. (a)	3,647	136,106
SeaChange International, Inc. (a)	4,050	31,509
Shoretel, Inc. (a)	3,486	19,801
Sigma Designs, Inc. (a)	4,522	23,424
Silicon Graphics International Corp. (a)	4,376	42,360
Silicon Image, Inc. (a)	10,972	64,515
Silicon Laboratories, Inc. (a)	5,601	240,843
Skyworks Solutions, Inc. (a)	24,886	688,098
Sonic Foundry, Inc. (a)	974	8,289
Sonus Networks, Inc. (a)	29,385	85,217
Standard Microsystems Corp. (a)	3,010	77,869
STEC, Inc. (a)	5,067	47,833
Stratasys, Inc. (a)	2,846	103,936
Super Micro Computer, Inc. (a)	4,013	70,067
Superconductor Technologies, Inc. (a)	7,509	5,857
Supertex, Inc. (a)	1,497	27,051
Sycamore Networks, Inc. (a)	2,742	48,643
Symmetricom, Inc. (a)	6,100	35,197
Synaptics, Inc. (a)	4,440	162,104
SYNNEX Corp. (a)	3,273	124,832
Systemax, Inc. (a)	1,465	24,700
Tech Data Corp. (a)	5,567	302,065
Tegal Corp. (a)	409	1,419
Tellabs, Inc.	44,341	179,581
Telular Corp.	2,413	20,414
Tessera Technologies, Inc. (a)	6,860	118,335
TNS, Inc. (a)	3,358	72,969
Transact Technologies, Inc. (a)	1,530	12,011
Transwitch Corp. (a)	5,338	13,986
TriQuint Semiconductor, Inc. (a)	21,976	151,525
Ultra Clean Holdings, Inc. (a)	3,116	23,495
Ultratech, Inc. (a)	3,505	101,575
USA Technologies, Inc. (a)	4,247	5,436
UTStarcom Holdings Corp. (a)	17,616	25,543
Viasat, Inc. (a)	5,667	273,206
Vitesse Semiconductor Corp. (a)	4,377	16,282
Volterra Semiconductor Corp. (a)	3,336	114,808
VOXX International Corp. (a)	2,602	35,283

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	27

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Technology Hardware & Equipment (concluded)
Westell Technologies, Inc., Class A (a)	7,695	$17,929
Zhone Technologies, Inc. (a)	5,499	6,379
		17,701,903
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp. (a)	5,198	327,734
G-III Apparel Group Ltd. (a)	2,178	61,899
Michael Kors Holdings Ltd. (a)	7,132	332,280
Under Armour, Inc., Class A (a)	5,187	487,578
		1,209,491
Tobacco — 0.1%
Alliance One International, Inc. (a)	12,026	45,338
Star Scientific, Inc. (a)(b)	16,528	54,212
Universal Corp.	3,149	146,743
Vector Group Ltd.	6,158	109,120
		355,413
Trading Companies & Distributors — 0.0%
Rush Enterprises, Inc., Class A (a)	4,466	94,769
Travel & Leisure — 3.0%
AFC Enterprises, Inc. (a)	3,469	58,834
Allegiant Travel Co. (a)	2,040	111,180
Ambassadors Group, Inc.	2,730	14,606
Ameristar Casinos, Inc.	4,344	80,929
Avis Budget Group, Inc. (a)	13,995	198,029
Bally Technologies, Inc. (a)	5,819	272,038
Benihana, Inc.	1,917	25,017
Biglari Holdings, Inc. (a)	172	69,290
BJ’s Restaurants, Inc. (a)	3,196	160,919
Bluegreen Corp. (a)	2,944	12,689
Bob Evans Farms, Inc.	3,956	149,220
Boyd Gaming Corp. (a)	7,553	59,216
Bravo Brio Restaurant Group, Inc. (a)	2,501	49,920
Brinker International, Inc.	10,799	297,512
Buffalo Wild Wings, Inc. (a)	2,498	226,544
Carmike Cinemas, Inc. (a)	1,550	21,622
Carrols Restaurant Group, Inc. (a)	1,622	24,735
CEC Entertainment, Inc.	2,582	97,884
Century Casinos, Inc. (a)	4,888	14,029
The Cheesecake Factory, Inc. (a)	7,049	207,170
Choice Hotels International, Inc.	4,320	161,309
Churchill Downs, Inc.	1,774	99,167
Cinemark Holdings, Inc.	13,060	286,667
Cosi, Inc. (a)	9,235	9,974
Cracker Barrel Old Country Store, Inc.	3,086	172,199
Denny’s Corp. (a)	13,533	54,673
DineEquity, Inc. (a)	2,146	106,442
Domino’s Pizza, Inc.	7,456	270,653
Dover Downs Gaming &
Entertainment, Inc.	4,864	12,257
Dover Motorsports, Inc. (a)	4,712	6,974
Dunkin’ Brands Group, Inc.	7,040	211,974

Common Stocks	Shares	Value
Travel & Leisure (continued)
Einstein Noah Restaurant Group, Inc.	846	$12,622
Empire Resorts, Inc. (a)	2,676	6,048
Entertainment Gaming Asia, Inc. (a)	7,758	3,491
Famous Dave’s of America, Inc. (a)	1,344	15,604
Full House Resorts, Inc. (a)	4,563	12,959
Gaming Partners International Corp.	1,400	8,932
Gaylord Entertainment Co. (a)	5,608	172,726
Great Wolf Resorts, Inc. (a)	5,110	29,229
Hawaiian Holdings, Inc. (a)	6,791	35,517
Hertz Global Holdings, Inc. (a)	31,651	476,031
HomeAway, Inc. (a)	4,129	104,753
Hyatt Hotels Corp. (a)	4,965	212,105
International Speedway Corp., Class A	3,951	109,640
Interval Leisure Group, Inc.	5,349	93,073
Isle of Capri Casinos, Inc. (a)	3,200	22,592
Jack in the Box, Inc. (a)	5,957	142,789
JetBlue Airways Corp. (a)	33,140	162,055
Krispy Kreme Doughnuts, Inc. (a)	7,999	58,393
Life Time Fitness, Inc. (a)	5,399	273,027
Luby’s, Inc. (a)	3,017	18,313
Madison Square Garden, Inc. (a)	7,844	268,265
Marcus Corp.	2,760	34,638
Marriott Vacations Worldwide Corp. (a)	5,106	145,572
MGM Resorts International (a)	43,234	588,847
Monarch Casino & Resort, Inc. (a)	1,311	13,503
Morgans Hotel Group Co. (a)	4,465	22,102
MTR Gaming Group, Inc. (a)	3,745	18,388
Multimedia Games Holding Co., Inc. (a)	3,366	36,891
O’Charleys, Inc. (a)	2,654	26,115
Orbitz Worldwide, Inc. (a)	3,364	10,260
Orient Express Hotels Ltd., Class A (a)	12,370	126,174
P.F. Chang’s China Bistro, Inc.	2,873	113,541
Panera Bread Co., Class A (a)	3,998	643,358
Papa John’s International, Inc. (a)	2,647	99,686
Peet’s Coffee & Tea, Inc. (a)	1,758	129,565
Penn National Gaming, Inc. (a)	9,116	391,806
Pinnacle Airlines Corp. (a)	3,774	5,095
Pinnacle Entertainment, Inc. (a)	8,356	96,178
Premier Exhibitions, Inc. (a)	5,236	18,535
Reading International, Inc., Class A (a)	5,012	23,356
Red Lion Hotels Corp. (a)	2,809	23,062
Red Robin Gourmet Burgers, Inc. (a)	1,859	69,136
Regal Entertainment Group, Series A	10,318	140,325
Republic Airways Holdings, Inc. (a)	6,177	30,514
Rick’s Cabaret International, Inc. (a)	1,483	13,836

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	28

Schedule of Investments (continued)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Travel & Leisure (concluded)
Royal Caribbean Cruises Ltd.	18,217		$536,126
Ruby Tuesday, Inc. (a)	8,463		77,267
Ruth’s Hospitality Group, Inc. (a)	3,606		27,370
Scientific Games Corp., Class A (a)	8,293		96,696
Shuffle Master, Inc. (a)	7,236		127,354
Six Flags Entertainment Corp.	7,311		341,935
SkyWest, Inc.	6,727		74,333
Sonic Corp. (a)	8,338		64,036
Speedway Motorsports, Inc.	1,639		30,617
Spirit Airlines, Inc. (a)	3,636		72,975
Steiner Leisure Ltd. (a)	1,931		94,291
Texas Roadhouse, Inc., Class A	8,633		143,653
Town Sports International Holdings, Inc. (a)	2,621		33,103
Travelzoo, Inc. (a)	1,014		23,322
United Continental Holdings, Inc. (a)	44,305		952,557
US Airways Group, Inc. (a)	21,568		163,701
Vail Resorts, Inc.	4,851		209,806
Vanguard Airlines, Inc. (a)	200		—
The Wendy’s Co.	41,802		209,428
WMS Industries, Inc. (a)	7,447		176,717
World Wrestling Entertainment, Inc.	3,955		35,081
Zipcar, Inc. (a)	3,553		52,620
			12,145,307
Wireless Telecommunication Services — 0.2%
NII Holdings, Inc. (a)(b)	22,719		415,985
Telephone & Data Systems, Inc.	12,972		300,302
			716,287
Total Common Stocks – 97.9%			390,598,128

Other Interests (e)	Beneficial Interest (000)
Chemicals — 0.0%
Eden Bioscience Liquidating Trust (a)	—	(f)	380
Fixed Line Telecommunications — 0.0%
Primus Telecommunications Escrow (a)	$29		—
Leisure Goods — 0.0%
H3 Enterprises, Inc. (a)	3		—
Pharmaceuticals & Biotechnology — 0.0%
Merck Contingent Value (a)	3		—
Real Estate Investment Trusts (REITs) — 0.0%
LTC-Amerivest Liquidating Trust (a)	4		—

Other Interests (e)	Beneficial Interest (000)		Value
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc. (a)	$4		$45
Travel & Leisure — 0.0%
FRD Acquisition Co. (a)	13		—
Total Other Interests – 0.0%			425

Warrants (g)	Shares
Banks — 0.0%
Federal-Mogul Corp., Class A (Expires 12/27/14)	249		20
Energy Equipment & Services — 0.0%
Magnum Hunter Resources Corp. (Expires 10/14/13)	1,481		—
Total Warrants – 0.0%			20
Total Long-Term Investments (Cost – $275,364,442) – 97.9%			390,598,573

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.16% (d)(h)	7,527,566	7,527,566

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.16% (d)(h)(i)	$14,097	14,097,022
Total Short-Term Securities (Cost – $21,624,588) – 5.4%		21,624,588
Total Investments (Cost - $296,989,030*) – 103.3%		412,223,161
Liabilities in Excess of Other Assets – (3.3)%		(13,392,421)
Net Assets – 100.0%		$398,830,740

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$301,898,512
Gross unrealized appreciation	$136,860,260
Gross unrealized depreciation	(26,535,611)
Net unrealized appreciation	$110,324,649

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	29

Schedule of Investments (continued)	Master Extended Market Index Series

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2012	Value at March 31, 2012	Realized Gain/Loss	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	7,443,931	83,635[1]	—	7,527,566	$7,527,566	—	$2,410
BlackRock Liquidity Series, LLC Money Market Series	$21,009,135	—	$(6,912,113)[2]	$14,097,022	$14,097,022	—	$89,133
PennyMac Mortgage Investment Trust	4,147	—	(165)	3,982	$74,344	$(186)	$2,281

[1] Represents net shares purchased.

[2] Represents beneficial interest sold.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f)	Amount is less than $500.

(g)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(h)	Represents the current yield as of report date.

(i)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
43	Russell 2000 E-Mini	ICE Futures US Indices	June 2012	$3,559,110	$(10,160)
42	S&P Mid 400 E-Mini	Chicago Mercantile	June 2012	$4,167,660	(10,621)
Total					$(20,781)

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	30

Schedule of Investments (continued)	Master Extended Market Index Series

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$5,541,476	—	—	$5,541,476
Air Freight & Logistics	172,383	—	—	172,383
Airlines	1,469,411	—	—	1,469,411
Alternative Energy	379,366	—	—	379,366
Auto Components	427,850	—	—	427,850
Automobiles	2,255,739	—	—	2,255,739
Automobiles & Parts	4,196,040	—	—	4,196,040
Banks	19,811,397	—	—	19,811,397
Beverages	1,554,357	—	—	1,554,357
Bio-technology	1,755,775	—	—	1,755,775

Valuation Inputs	Level 1	Level 2	Level 3	Total
Building Products	$609,358	—	—	$609,358
Capital Markets	372,052	—	—	372,052
Chemicals	11,379,957	—	—	11,379,957
Commercial Banks	1,106,758	—	—	1,106,758
Commercial Services & Supplies	258,442	—	—	258,442
Communications Equipment	1,390,854	—	—	1,390,854
Computers & Peripherals	1,654,892	—	—	1,654,892
Construction & Materials	7,880,590	—	—	7,880,590
Consumer Finance	113,729	—	—	113,729
Containers & Packaging	749,601	—	—	749,601
Diversified Consumer Services	236,847	—	—	236,847
Diversified Telecommunication Services	579,875	—	—	579,875
Electricity	7,388,025	—	—	7,388,025
Electronic & Electrical Equipment	13,237,115	—	—	13,237,115
Electronic Equipment, Instruments & Components	54,697	—	—	54,697
Energy Equipment & Services	1,666,307	—	—	1,666,307
Financial Services	9,358,177	—	—	9,358,177
Fixed Line Telecommunications	2,271,149	—	—	2,271,149
Food & Drug Retailers	2,609,152	—	—	2,609,152
Food Producers	5,948,471	—	—	5,948,471
Food Products	1,068,980	—	—	1,068,980
Forestry & Paper	855,940	—	—	855,940
Gas, Water & Multi-Utilities	5,839,353	—	—	5,839,353
General Industrials	4,037,623	—	—	4,037,623
General Retailers	17,916,245	—	—	17,916,245
Health Care Equipment & Services	18,432,348	—	—	18,432,348

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	31

Schedule of Investments (continued)	Master Extended Market Index Series

Valuation Inputs	Level 1	Level 2	Level 3	Total
Health Care Equipment & Supplies	$307,603	—	—	$307,603
Health Care Providers & Services	1,538,271	—	—	1,538,271
Health Care Technology	18,361	—	—	18,361
Hotels, Restaurants & Leisure	3,092,731	—	—	3,092,731
Household Durables	14,801	—	—	14,801
Household Goods & Home Construction	8,053,393	—	—	8,053,393
Industrial Engineering	11,220,509	—	—	11,220,509
Industrial Metals & Mining	2,516,506	—	—	2,516,506
Industrial Transportation	6,939,759	—	—	6,939,759
Insurance	2,679,066	—	—	2,679,066
Internet Software & Services	1,208,822	—	—	1,208,822
IT Services	1,791,279	—	—	1,791,279
Leisure Equipment & Products	935,223	—	—	935,223
Leisure Goods	1,320,363	—	—	1,320,363
Life Insurance	1,527,520	—	—	1,527,520
Machinery	2,427,033	—	—	2,427,033
Media	13,285,731	—	—	13,285,731
Metals & Mining	937,057	—	—	937,057
Mining	3,240,009	—	—	3,240,009
Mobile Telecommunications	1,195,125	—	—	1,195,125
Total Multiline Retail	283,401	—	—	283,401
Nonlife Insurance	11,269,598	—	—	11,269,598
Oil & Gas Equipment & Services	112,722	—	—	112,722
Oil & Gas Exploration & Production	1,323,353	—	—	1,323,353
Oil & Gas Producers	8,973,180	—	—	8,973,180
Oil Equipment, Services & Distribution	7,907,538	3,744	—	7,911,282
Oil, Gas & Consumable Fuels	4,254,288	—	—	4,254,288

Valuation Inputs	Level 1	Level 2	Level 3	Total
Paper & Forest Products	$724,014	—	— $724,014
Personal Goods	5,668,232	—	—	5,668,232
Personal Products	1,074,792	—	—	1,074,792
Pharmaceuticals	651,954	—	—	651,954
Pharmaceuticals & Bio-technology	17,275,883	—	—	17,275,883
Professional Services	1,266,037	—	—	1,266,037
Real Estate Investment & Services	2,338,928	—	—	2,338,928
Real Estate Investment Trusts (REITs)	33,586,444	—	—	33,586,444
Real Estate Management & Development	16,090	—	—	16,090
Road & Rail	314,416	—	—	314,416
Semiconductors & Semiconductor Equipment	3,527,473	—	—	3,527,473
Software	4,566,830	—	—	4,566,830
Software & Computer Services	17,597,848	—	—	17,597,848
Specialty Retail	2,010,663	—	—	2,010,663
Support Services	14,798,037	—	—	14,798,037
Technology Hardware & Equipment	17,701,903	—	—	17,701,903
Textiles, Apparel & Luxury Goods	1,209,491	—	—	1,209,491
Tobacco	355,413	—	—	355,413
Trading Companies & Distributors	94,769	—	—	94,769
Travel & Leisure	12,145,307	—	—	12,145,307
Wireless Tele-communication Services	716,287	—	—	716,287
Other Interests:
Chemicals	—	—	380	380
Technology Hardware & Equipment	—	45	—	45
Warrants:
Banks	20	—	—	20

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	32

Schedule of Investments (concluded)	Master Extended Market Index Series

Valuation Inputs	Level 1	Level 2	Level 3	Total
Short-Term Securities	$7,527,566	$14,097,022	—	$21,624,588
Total	$398,121,970	$14,100,811	$380	$412,223,161

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(20,781)	—	—	$(20,781)
Total	$(20,781)	—	—	$(20,781)

[1]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at unrealized appreciation/depreciation on the instrument.

Certain of the Series’ assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$281,263	—	—	$281,263
Liabilities:
Collateral on Securities Loaned at Value	(14,097,022)	—	—	(14,097,022)
Total	$(13,815,759)	—	—	$(13,815,759)

There were no transfers between levels during the period ended March 31, 2012.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	33

Schedule of Investments March 31, 2012 (Unaudited)	Master Mid Cap Index Series

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.17% (a)(b)	58,178	$58,178
Total Investments (Cost - $58,178)		58,178
Liabilities in Excess of Other Assets		(55,738)
Net Assets – 100.0%		$2,440

(a)	Represents the current yield as of report date.

(b)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Net Activity	Shares/ Beneficial Interest Held at March 31, 2012	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	1,325,596	(1,267,418)	58,178	$459
BlackRock Liquidity Series, LLC Money Market Series	$3,402,182	$(3,402,182)	—	$4,762

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2012 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$58,178	—	—	$58,178

There were no transfers between levels during the period ended March 31, 2012.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	1

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Quantitative Master Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Quantitative Master Series LLC

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Quantitative Master Series LLC

Date: May 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Quantitative Master Series LLC

Date: May 23, 2012